TPR Firm:	EdgeMAC	Date Submitted:	6/3/2020
Client Name:	Citi	Report:	Exception - Loan Level
Client Project:	CMLTI 2020-01	Loans in report:	171

Report Date	Loan Number	REDACTION loan number	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
6/3/2020	XXX	145903	XXX	XXX
1) Missing a verbal VOE within 10 business days prior to the Note Date for the borrower Dolly S Dutt
COMMENTS: Cleared.  VOE work number provided with closing package.

2) If Note income is being used to qualify then the most recent 12 months of receipt of the note income must be documented. The loan closed on XXX and the file is missing evidence of the receipt of the note income for 3/2019 and 4/2019
COMMENTS: Cleared.  Sale of Business Agreement and cancelled checks from provided. 3 yr continuance supported.
												Investment Property	CA	XXX	Purchase	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	145971	XXX	XXX
1) Borrower's current address is the same as the subject property - Possible owner occupied loan
COMMENTS: current address is departing residence - condurrent purchase transaction for new primary residence address at XXX. CD in file to support.
												Investment Property	CO	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
6/3/2020	XXX	145999	XXX	XXX								Investment Property	TX	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	146085	XXX	XXX								Investment Property	TX	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	141867	XXX	XXX
1) TRID early disclosure errors. ARM Disclosure and CHARM booklet provided outside 3 business days from application (XXX). Documentation if file shows CHARM booklet sent 4/30 and ARM Disclosure received 5/1
COMMENTS: Received COC

2) This loan failed TRID zero fee tolerance. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Points increased from XXX to XXX on revised LE dated XXX. No CoC found.Points increased again from XXX to XXX on XXX LE. Added Appraisal Desk fee $XXX No CoC found
COMMENTS: Received COC, CA rate lock agreement and Lock Details

3) The loan contains errors within one or more TRID disclosure. Seller CD missing, however lender provided Final XXX to confirm closing costs paid. Seller paid closing costs do not match borrower's latest CD. Need PCCD reflecting accurate seller paid closing costs along with LOE and POD.
COMMENTS: Seller paid fees on final CD is primary source and acceptable per TRID 3.0.

1) The loan contains errors within one or more TRID disclosure. Final CD issued at closing on XXX failed to disclose why loan will not have escrow account. This was corrected on the PCCD
COMMENTS: Received PCCD, LOE and proof of delivery

1) Missing a current payoff demand for the 2018 IRS taxes being paid through the transaction.Compensating Factors:1) FICO X2) DTI X%; X% below 45.00% maximum3) LTV X%; XX% below 90% maximum4) $XXk+ in reserves5) Both borrowers XX+ years at current employer6) Residual income $XXk+ per month
COMMENTS: Client Exception Approval provided.

Compensating Factors:1) FICO 7532) DTI 23.64%; 21.36% below 45.00% maximum3) LTV 80%; 10% below 90% maximum4) $200k+ in reserves5) Both borrowers 5+ years at current employer6) Residual income $97k+ per month
												Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
6/3/2020	XXX	146129	XXX	XXX								Investment Property	NV	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	141917	XXX	XXX
1) This loan failed TRID zero fee tolerance. Lender originally disclosed two appraisal fees at $XXX/each on the initial LE dated XXX. Loan closed with both appraisal fees in the amount of $XXX/each. Lender cure of $XXX is not sufficient in curing total tolerance failure of $XXX. Need PCCD reflecting the total cure of $XXX, along with a copy of the refund check, LOE and POD.
COMMENTS: reveiwed supporting documentation and agree CoC addresses the increase in one appraisal fee, therefore $255 cure was sufficient.

1) The loan contains errors within one or more TRID disclosure. Lender underdisclosed ETIA/ Escrow costs on Final CD dated XXX. Based on documentation in the file, monthly tax amount is $XXX however lender disclosed $XXX/mo at closing. This was corrected on PCCD issued XXX, along with providing an new RoR due to change in projected payments.
COMMENTS: Received PCCD, LOE, proof of delivery and ROR

2) The loan contains errors within one or more TRID disclosure. Lender failed to disclose the NMLS number/contact information for individual contact XXX on the Final CD dated XXX. Lender cured with PCCD dated XXX
COMMENTS: Received PCCD, LOE and proof of delivery
												Primary Residence	IL	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
6/3/2020	XXX	141936	XXX	XXX
1) The loan contains errors within one or more TRID disclosure. Lender underdisclosed ETIA/escrow calculation on Final CD dated XXX as $XXX/mo. HOI premium is $XXX/yr however lender disclosed as $XXX/yr. Need PCCD to correct ETIA/Escrow to $XXX/mo along with LOE, POD and re-opening of RoR. Lender corrected Escrows/ETIA with XXX PCCD, however no proof in file that lender re-opened the RoR
COMMENTS: Agree lender was just updating ETIA/escrow based on current premiums. No requirement to reopen RoR
												Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
6/3/2020	XXX	141946	XXX	XXX
1) The loan contains errors within one or more TRID disclosure.  The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Final Settlement Statement in file dated XXX.  Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: Seller paid fees on final CD is primary source and acceptable per TRID 3.0.

2) Missing lenders rate lock confirmation form confirming the date the rate was locked by borrower.  Loan Estimate dated XXX, reflects loan as locked, however, missing Lender's rate lock confirmation to confirm the date the rate was locked.
COMMENTS: 07/12/2019 REceived Lock Confirmation reflecting lock date of XXX

3) Missing clear and complete copy of the DU Findings. The copy provided has "Representations and Warranties" covering the top portion of each page. Additional conditions may apply.
COMMENTS: 7/10/19 received complete copy of the DU findings

4) Missing title supplement for lender and loan amount.
COMMENTS: 07/19/2019 Received title supplemenet with the correct loan amount and reflecting XXX

5) Missing evidence the hazard insurance premium per the policy is paid in full. The Closing Disclosure reflects only partially paid. //UPDATED 7/15/2019 Received same insurance documentation already in file. Policy reflects annual premium of $XXX. The final CD reflects a payment for insurance of $XXX. Still missing evidence the hazard insurance premium per the policy is paid in full.//UPDATED 7/17/19 Received the insurance policy already in the file with premium of $XXX. Missing the Closing Disclosure reflecting the premium paid through closing of $XXX or correct insurance policy with premium of $XXX.
COMMENTS: 07/19/2019 Received policy and CD reflecting the same amount was paid

6) Missing the final Closing Disclosure for the subject property. The Closing Disclosure in the file was signed XXX and does not reflect the name of the seller. Copy in file does not appear to be the final CD.
COMMENTS: 7/19/19 received CD with all required info

7) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 06/27/2019 - Document custody cleared by custodian

1) //UPDATE:  07/18/2019 Received PC CD dated XXX reflecting accurate ETIA and Property Costs over Year 1, however, MISSING Proof of Method of Delivery to Borrower.The loan contains errors within one or more TRID disclosure. The Closing Disclosure in file dated XXX contains inaccurate ETIA on page 1 and Estimated Property Costs over Year 1 on page 4.  ETIA on Page one should reflect $XXXTotal.  Property Tax Monthly amount is $XX based on 1.25% plus XXX per month for special assessments, Insurance Monthly amount is $XX.  Estimated Property Costs over Year 1 would then be $XXX.  Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery to borrower reflecting accurate ETIA and Estimated Property Costs over Year 1.
COMMENTS: 07/22/2019 Received proof of US Mailing PC CD.

1) Missing evidence the borrower has paid the $XXX tax penalty noted on the 2018 tax transcripts to pay the 2018 taxes in full.//UPDATE 7.19.19 Processor cert provided, however evidence the tax penalty is paid is required per XXX guidelines//UPDATED 7.23.19 No new documents provided. Missing evidence the tax penalty has been paid.Compensating Factors: High mid-FICO score of XXX.  DTI of XXX% with a max per guidelines of 45%. Strong residual income of $XXX.
COMMENTS: XXX Granted Exception in Filr.
												Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
6/3/2020	XXX	141956	XXX	XXX								Primary Residence	IL	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	146280	XXX	XXX								Investment Property	GA	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	146305	XXX	XXX								Investment Property	CA	XXX	Refinance - rate and term	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	146361	XXX	XXX
1) Verify tenant(s) responsible for payment of taxes/insurance on commercial property XXX.
COMMENTS: 07/12/2019 Received LOE for this property

2) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 07/11/2019 - Document custody cleared by custodian

3) The loan contains errors within one or more TRID disclosure.  Missing explanation letter to borrower for Post Consummation CD in file dated XXX.
COMMENTS: 07/12/2019 Received subsequent PC CD dated XXX with borrower letter and proof of eDisclosure.

4) Missing required documented net tangible benefit to the borrower.
COMMENTS: 07/12/2019 Received documentation supporting Net Tangible Benefit

5) LOX needed for XXX business affiliations: XXX; XXX LLC and XXX LLC. **Update 7/15/19: Received May 16th work experience letter; however, this does not address the specific business noted and if there is any ownership interest/% of ownership interest.
COMMENTS: 07/12/2019 Received LOE

6) Document not properly executed or dated:  The security instrument notary jurat date is incomplete. Missing evidence that the security instrument recorded with the complete notary date.
COMMENTS: 07/12/2019 Received full copy of Recorded Security Instrument reflecting Notary dated certificate of 06/20/2019

7) Missing Verbal Verification CPA letter for 3rd party verification of employment/income for co-borrower
COMMENTS: 09/09/2019 Received K1 showing borrower is less than 25% Owner

1) //UPDATE:  08/06/2019 Received re-opened Right to Cancel, however, MISSING Explanation Letter to Borrower for re-opening rescission and Proof of Method of Delivery of new Right to Cancel to borrower.//UPDATE:  07/12/2019 Received PC CD dated XXX with accurate ETIA and Property Costs over Year 1, however, corrected ETIA also reflects an adjustment to Projected Payments and requires a re-opened Rescission period.  NEED re-opened Notice of Right to Cancel signed by both borrowers with a Midnight of Date three days after borrower's receipt along with explanation letter to borrower and proof of method of delivery to borrower of new Notice of Right to Cancel.The loan contains errors within one or more TRID disclosure.  The Post Consummation Closing Disclosure in file dated XXX contains inaccurate ETIA information on Page 1 and Escrow Account information on Page 4.  Estimated Escrow and ETIA amount should reflect $XXX total, reflecting Property Tax monthly amount of $XXX Insurance monthly amount of $XXX and Flood Insurance monthly amount of $XXX.  Monthly Escrow Payment on Page 4 would then be $XXXnd the Escrowed Property Costs over Year 1 would be $XXX.  Need Post Consummation Closing Disclosure with letter to borrower and proof of method of delivery reflecting correct ETIA and Escrow Account information.
COMMENTS: 08/08/2019 Received borrower letter regarding new NORTC with Mailin Label.

1) INELIGIBLE: The recalculated dti of XXX% exceeds maximum allowed of 50%.   The difference is due to the lender included the income for XXX from XXX that the borrower has only been with for one month with no previous history of working since retirement in Jan 2017.Compensating Factors:B1 provided a letter of explanation for retirement, work experience since leaving workforce and explanation for return to work. B1 has been working in multiple capacities without receiving documented compensation. Allowing new income to be used in qualifying. Borrowers have maintained excellent payment history prior to new income.FICO XXX (min FICO 600), DTI XXX% (max DTI 50%), reducing housing expense, LTV XXX% (max LTV 80%), $XXXk+ in reserves, and $XXXk+ in monthly residual income
COMMENTS: XXX granted exception in file.
												Primary Residence	CA	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
6/3/2020	XXX	142076	XXX	XXX
1) UPDATE 08/01/2019:  Note amd Security Instrument have been received by the custodian.  The custodian is missing a copy of the prelim title policyPurchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 08/05/2019

2) Missing updated appraisal showing occupant as tenant. Currently showing as owner.
COMMENTS: 08/02/2019 Received appraisal
												Investment Property	CA	XXX	Refinance - rate and term	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	146423	XXX	XXX
1) The loan contains errors within one or more TRID disclosure. Lender overstated ETIA/ escrowed property costs in year 1 on Final CD dated XX. Based on documentation in the file, taxes total out to $XX/mo. Lender corrected this on PCCD datedXXX
COMMENTS: Lender corrected this on PCCD dated XXX
												Second Home	AZ	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
6/3/2020	XXX	141	XXX	XXX
1) Missing required XXX XXX with a score of 2.5 or less. Otherwise, LD appraisal Department desk review is required which may result in additional appraisal requirements, including a field review and/or 2nd appraisal.
COMMENTS: 07/01/2019 Received LOE regarding XXX score and XXX not required

2) Missing breakdown of total PITIA expenses for property at XXX.  All property information reflected in US dollars on the 1003 and 2017 tax returns, however, statements and hazard policy in Euros.  Missing breakdown in US dollars.  Subject to re-calculation of debt ratio upon receipt.
COMMENTS: Received LOE and documentation for conversion

3) Missing 2018 IRS transcripts. // UPDATED 7.1.2019: Received IRS transcript showing no record files. Year 2018 Federal Tax returns were used to qualify - missing IRS transcripts as required by guidelines.
COMMENTS: 07/01/2019 Received transcripts

4) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 07/02/2019 - Document custody cleared by custodian
												Investment Property	CA	XXX	Refinance - rate and term	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
6/3/2020	XXX	145	XXX	XXX
1) Missing flood cert. Copy in file is not legible.
COMMENTS: Flood cert received - flood zone X

2) Missing mortgage history reflecting 0x30 in the most recent 12 months for primary residence on XXX, or proof free & clear of mortgage liens. The loan application reflects an obligation in the amount of $XXX, and payment of $XXX. Documentation in file indicates these are the tax, insurance, and HOA dues.
COMMENTS: Property profile provided. Date acquired XXX seller XXX.  Warranty deed - no sale price reflected.  Prior mortgage on property dated XXX - not reflected on 2018 1040 tax returns.

3) Missing legible property profile for XXX. The property profile in file for XXX is not fully legible for tax amount.
COMMENTS: Prop profile received.  Taxes $XXX - same value used to qualify.

4) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 07/02/2019 - Document custody cleared by custodian

5) INELIGIBLE:  The loan is ineligible due to the following: The recalculated DTI of XXX% exceeds the program max of 43%. The difference is due to lender included the housing obligation as $XXX for  the property located at XXX. The monthly housing obligation is $XXX which includes mortgage, tax, insurance, and HOA dues.
COMMENTS: Updated AUS, 1008 and 1003 - inclusion of bonus earnings - VOE in file and curr paystub show YTD value.  Used prior 2 yr average (bonus significantly higher in 2019).  Recalc DTI XXX%

6) Missing documentation to validate no current ownership in the following businesses:XXX and XXX XXX XXX LLC XXX LLC Compensating factors: 1) XX months reserves2) XXX% LTV; XXX% below program maximum3) XXX% DTI; XX% below program maximum
COMMENTS: Ok to waive per client./business doc's in flie to show inactiuve or no ownership

7) Missing legible prelim. Portion of the report is encrypted
COMMENTS: Final title policy provided XX/$XXXk/address match/woner name match. No exceptions.

1) Missing condo approval for Full project review. **per subject located in Florida. // condo cert received not completed as full project review. Pending full review.Compensating factors: 1) XXX months reserves2) XXX% LTV; XXX% below program maximum3) XXX% DTI; XXX% below program maximum
COMMENTS: Client elected to waive exception for full condo review - a XXX limited review was completed.
												Investment Property	FL	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG1	EG1	EG1	EG3	EG2
6/3/2020	XXX	146429	XXX	XXX
1) Loan switch from Fixed to ARM on XXX. ARM Disclosure in file has acknowledgement for receipt of CHARM booklet, but ARM disclosure is not signed by borrower(s), unable to determine that borrower's received CHARM booklet within 3 business days of loan switching to ARM product.
COMMENTS: Agreed, cleared

1) Assets held in irrevocable trust.Compensating Factors: FICO XXX, LTV XXX%,XXX+ years in current position, $XXXk+ in monthly residual income, and $XXXk+ in reserves
COMMENTS: XXX granted exception in file.
												Primary Residence	WA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG2	EG1	EG1	EG1
6/3/2020	XXX	146522	XXX	XXX
1) The loan contains errors within one or more TRID disclosure.  The Seller Paid fees on the Post Consummation Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX.  Need Post Consummation Closing Disclosure with letter to borrower and proof of method of delivery reflecting all Seller Paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: Seller paid fees on final CD is primary source and acceptable per TRID 3.0.

2) The loan contains errors within one or more TRID disclosure.  Missing proof of method of delivery for Post Consummation CD in file dated XXX.
COMMENTS: 07/29/2019 Received proof of eDisclosure of PC CD dated XXX

3) Missing signed letter of explanation for XXX property the borrower owned with XXX up to XXX per the XXX report. The 1003 does not reflect the borrower has had any property ownership in the last 3 years. Additional conditions may apply.
COMMENTS: 7/29/19 Received profile showing sold XXX by borrower and other party on XXX

4) Missing copies of the donors' bank statements for gift funds transferred prior to loan closing: XXX $XXX gift from XXX account ending in XXX; XXX $XXX gift from XXX account ending in XXX.//UPDATED 7/29/2019 received copies of the gift letters and checks from donors already in file. However, XXX guidelines state If the gift funds transfer prior to the loan closing, the following documentation is required: Copy of the donors bank statement -AND- canceled check or other withdrawal document showing that the withdrawal is from the donors account, and Borrowers deposit receipt and bank statement showing the  deposit. Have copies of the checks from the donors and borrower bank statements showing receipt. Still missing copies of the donor's bank statements as required by XXX guidelines.
COMMENTS: 8/6/19 received copies of donors' ban statements showsing gift checks cleared from their accounts

5) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 07/29/2019 - Document custody cleared by custodian

6) Missing LOE how the lender calculated the property taxes for the subject. Loan subject to recalculation.
COMMENTS: 7/29/19 tax rate of XX% was provided for tax rate area XXX. XXX online property info confirms XX is the TRA for the subject property. TRAxprice = taxes used (also CD reflects impounds for this amt)

1) The loan contains errors within one or more TRID disclosure.  On CD issued XXX, under the Demand Feature section on page four, neither option is marked.  Need Post Consummation CD with one of the options marked under Demand Feature section on page four and explanation letter to borrower with proof of method of delivery of all to borrower.
COMMENTS: 08/05/2019 Received PC CD dated XXXwith box marked for "does not have a demand feature".
												Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
6/3/2020	XXX	142301	XXX	XXX
1) Missing updated hazard/homeowners insurance policy with maximum guideline deductible of $XXX.  Insurance Binder in file has a Deductible of $XXX.Exception Granted.  Compensating Factors:Client has $XXXMM+ in assets available to meet deductible requirements in the event of a catastrophe.  Deductible is standard for multi-million dollar coverage.  Transaction Specific:  FICO XXX (min FICO 600); LTV XXX% (max LTV 85%); DTI XXX% (max DTI 45%); $XXXK+ in monthly residual income and $XXXMM+ in reserves.
COMMENTS: Client provided an exception approval to waive based on compansating factors
												Primary Residence	GA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
6/3/2020	XXX	146760	XXX	XXX
1) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 10/17/19 - Received clear custody report

2) Missing Note and Closing Disclosure for the concurrent refinance of the borrower's current residence located at XXX. Loan is subject to recalculation of the DTI ratio.
COMMENTS: Missing verification of new mortgage on current primary residence at XXX. Missing HUD-1 showing payoff  to XXX XXX for $XXX and to **XXX 0183 for $XXX. Missing new mortgage statement for RPM mortgage for current primary orignated to pay off two current loans above
												Investment Property	CA	XXX	Refinance - rate and term	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	146762	XXX	XXX								Primary Residence	CO	XXX	Refinance - cash out	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	146767	XXX	XXX
1) Per Appraisal, "two of the three water heaters were double strapped".  All HW heaters must be double strapped per CA law.
COMMENTS: 10/23/2019 Received LOE with Photos

2) Missing evidence of current E & O Insurance for XXX.
COMMENTS: Copy of XXX E&O received.

3) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 10/12/2019 - Document custody cleared by custodian
												Investment Property	WA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
6/3/2020	XXX	142323	XXX	XXX
1) Primary Borrower's Signature on the Signature/Name Affidavit does not match Primary Borrower's Signature on some of the Legal Documents.  Need additional Signed and Notarized Signature/Name Affidavit signed by Primary Borrower reflecting additional signature as signed on Note and Mortgage.
COMMENTS: 02/03/2020 Received new Signed and Notarized Signature/Name Affidavit for Primary Borrower matching signatures on Note and Mtg.

2) Missing satisfactory signed and dated letter of explanation from the borrower regarding the following credit inquiries and whether or not any new/additional debt was incurred: XXX on XXX, XXX on XXX. Provide documentation for any new obligations, if applicable.
COMMENTS: 11/22/19 Rcvd copy of credit report pulled by the broker.

3) Missing complete copy of the AUS. The submission date is cut off from the document that was provided.//UPDATE 11/22/19 Received an updated DU approval (Submission 7), but the submission dates are cut off.//UPDATE// 12/02/19 Submission date shown 11/11/19
COMMENTS: Received complete copy of the DU/AUS.

4) Missing updated DU approval as it does not match the DTI ratio on the 1008. Also, the DU Approval, 1003 and 1008 do not include the correct primary housing expense for the borrowers; the mortgage expense with XXX was not included in the DTI ratio. Loan is subject to re-evaluation.//UPDATE 11/22/19 Received updated DU Cert. 1008 and 1003; escalating.//UPDATE// 12/02/19 1008/1003 match DU
COMMENTS: Rcvd updated DU/AUS, 1008 and 1003 with correct DTI/payment information.

5) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 11/12/2019 - Document custody cleared by custodian

6) Missing the XXX.
COMMENTS: 11/22/19 XXX received.

7) Missing LOE for the following business appearing on the XXX report: XXX.
COMMENTS: 11/22/19 Rcvd email from the borrower.

8) Missing current hazard insurance policy declarations page with updated loss payee and loan number. The binder that was provided expired XXX.//UPDATE//12/02/19 Loss Payee correct and Insurance expires XXX
COMMENTS: Upodate received; loss payee correct and hazard expires XXX.

9) Missing mortgage ratings for the following: XXX, account ending XX7827, missing the rating from XXX - XXX; XXX, account ending XX3564, missing rating from XXX - XXX; XXX, account ending XX3609, missing rating for XXX and previous mortgage for the property located at XXX, missing the rating from XXX - XXX. These mortgages are not rating on the credit report for these months.//UPDATE// 12/11/19  Previous mortgage for the property located at XXX, missing the rating from XXX - XX and missing Rating for XXX XX6000//UPDATE//12/11/19 Received VOM for XXX XX6000. //UPDATE//01/31/20 No additional ratings required. XXX new purchase XXX
COMMENTS: XXX, account ending XX7827 (Rated XXX to XXX,XXX, account ending XX3564, rated XXX to XXX; XXX, account ending XX3609, rated XXX to XXX//UPDATE//01/31/20 No additional ratings required. XXX new purchase XXX
												Investment Property	NY	XXX	Purchase	Not covered / exempt	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
6/3/2020	XXX	146786	XXX	XXX
1) Missing evidence of current E & O Insurance for XXX. The policy in the file expired on XXX; the appraisal was completed on 8/18/19.
COMMENTS: 11/04/2019 Received updated E&O inurance

2) Missing satisfactory mortgage rating for XXX, account ending XX2368, missing rating from XXX - XXX; XXX, missing rating for XXX. These months do not rate on the credit reports.
COMMENTS: 11/04/2019 Received credit supplement reflecting all months rated for XXX.  And XXX is now XXX and all months rated next due XXX.

3) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 10/17/19 - Received clear custody report
												Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
6/3/2020	XXX	146787	XXX	XXX
1) The loan contains errors within one or more TRID disclosure.  Missing proof of method of delivery for Post Consummation CD in file dated XXX.
COMMENTS: 10/11/2019 Received proof PC CD was eDisclosed to borrower.

2) The loan contains errors within one or more TRID disclosure.  The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure dated XXX.  Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: Seller paid fees on final CD is primary source and acceptable per TRID 3.0.

3) Purchase is subject to clear Documentation Custody Repot from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX funding Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorney's Opinion of Title, 6) POA, MI Policy, or CEMA, if applicable
COMMENTS: Received clear custody report 10/21/19.
												Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
6/3/2020	XXX	142328	XXX	XXX								Investment Property	CA	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142348	XXX	XXX
1) Loan approval is subject to satisfactory appraisal review.  Subject to further underwriting.  Additional conditions may apply.Missing required appraisal CDA.
COMMENTS: Cleared- received CDA

2) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXXXX Custodian pursuant to XXXXX Custodian File Requirements and must reference XXXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 11/25/19 - Received clear custody report

3) Missing bonus breakdown for 2017 for XXX (XXX LLC).//UPDATE// 12/09/19 received VOE...
COMMENTS: No 2017 bonus structure. Per DU one year returns/ using bounus 2018 and year to date.

4) Missing current mortgage rating within 30 days of closing for XXX account ending XXX, XXX account ending XXX, XXX account ending XXX, XXXX account ending XXX, XXX account ending XXX, XXXX account ending XXX, XXX account ending XXX, XXX account ending XXX, XXX account ending XXX, XXX account ending XXX, XXX account ending XXX, XXX account ending XXX, XXX account ending XXX, XXX account ending XXX. // UPDATE (12/9/19): Missing current mortgage rating within 30 days of closing for XXX account ending XXX / XXX account ending XXX, XXX account ending XXX.mtg updates provided
COMMENTS: UPDATE (12/9/19): Missing current mortgage rating within 30 days of closing for XXX account ending XXX /XXX account ending XXX, Flagstar Bank account ending XXX.UPDATE//12/20/20 provided

5) Missing satisfactory signed and dated letter of explanation from the borrower regarding the following credit inquiries and whether or not any new/additional debt was incurred: XXX on 6/17/19. Provide documentation for any new obligations, if applicable.
COMMENTS: Cleared- new account is reporting on credit

6) Missing clarification as to which properties the following accounts are secured by: XXX account ending XXX,XXX account ending XXX, XXX account ending XXX, XXX account ending XXX.
COMMENTS: Updated 1003 with liabilites listed rcvd.

7) Missing Closing Disclosure and Note for property at XXX.
COMMENTS: Cleared- received note and CD for XXX

8) Missing updated 1003 with new XXX accounts listed.
COMMENTS: 1003 with XXX accounts listed received.
												Investment Property	ID	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
6/3/2020	XXX	146844	XXX	XXX
1) Borrower is non-permanent Resident Alien and VISA status has not been adequately verified. A non-permanent resident alien may be eligible if they maintain a current G-1 to G-5, H-1B, L-1, or E-1 visa and they can provide a copy of the visa; Visa must be current and may not expire prior to the closing date.
COMMENTS: H1B Visa received. Expires Nov 19 2020.

2) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXXXXX Custodian pursuant to XXXXXX Custodian File Requirements and must reference XXXXXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 10/02/2019 - Document custody cleared by custodian

3) Missing 1008 with the FNMA project review completed by Lender.
COMMENTS: 1008 received.

4) Missing Condo Budget.
COMMENTS: Codo Budget received for 1/1/2019 - 12/31/2019.
												Investment Property	WA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
6/3/2020	XXX	142372	XXX	XXX
1) Missing evidence of E & O Insurance that was in effect on the date the appraisal was completed. The appraisal was completed on 9/26/19. The policy that was provided is for 9/29/19 - 9/29/20.//UPDATE// 12/05/19  Provided policy for 9/29/18--09/29/19
COMMENTS: E&O received showing covered since 9/29/2017.

2) Missing current mortgage rating within 30 days of closing for XXX account ending XXX, XXX account ending XXX, XXX account ending XXX, XXX account ending XXX, XXX account ending XXX, XXX account ending XXX, XXX account ending XXX, XXX account ending XXX, XXX account ending XXX, XXX account ending XXX, XXX account ending XXX, XXX account ending XXX, XXX account ending XXX, XXX account ending XXX. // UPDATE (12/9/19): Missing current mortgage rating within 30 days of closing for XXXXX account ending XXXX / XXXXX account ending XXXX, XXXXX account ending XXXX.//UPDATE//12/20/20 Updated ratings provided
COMMENTS: UPDATE (12/9/19): Missing current mortgage rating within 30 days of closing for XXX account ending XXX / XXX account ending XXX, XXX account ending XXX.//12/20/20 provided

3) Missing additional 1 month consecutive asset statement for XXX account. Currently have statements for 7/1/19 - 7/31/19.//UPDATE// 12/05/19 Received quarterly statement September 30, 2019, quarter-to-date statement
COMMENTS: Statement received; quarterly, dated 9/30/2019.

4) Missing bonus breakdown for 2017 for XXX (XXX LLC). //UPDATE// 12/05/19 //UPDATE// 12/05/19 Received
COMMENTS: Bonus breakdown received on 12/5/2019.

5) Missing satisfactory signed and dated letter of explanation from the borrower regarding the following credit inquiries and whether or not any new/additional debt was incurred: Bank of America on 6/17/19. Provide documentation for any new obligations, if applicable.
COMMENTS: Cleared- new account is reporting on credit

6) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXXXXX Custodian pursuant to XXXXXX Custodian File Requirements and must reference XXXXXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 12/03/2019 - Document custody cleared by custodian

7) Missing clarification as to which properties the following accounts are secured by: XXX account ending XXX, XXX account ending XXX, XXX account ending XXX, XXX account ending XXX.
COMMENTS: Updated 1003/clarification received.

8) Missing clarification on property tax calculation. The amount listed on the CD does not match the amount listed on the tax bill. //UPDATE// 12/05/19 Tax information sheet next due $1775.82 X 2 = $3551.64 / 12 = $295.97
COMMENTS: Tax info sheet received next due 1775.82 x 2 = 3551.64 /12 $295.97.

9) Missing updated 1003 with new XXX accounts listed.//12/20/20 provided
COMMENTS: Updated 1003 provided.
												Investment Property	ID	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
6/3/2020	XXX	146869	XXX	XXX
1) Missing evidence of current E & O Insurance for XXX or blanket policy for XXX.
COMMENTS: 12/5/19 Rcvd

2) Missing required CDA review. Loan approval is subject to satisfactory appraisal review.  Subject to further underwriting.  Additional conditions may apply.
COMMENTS: 12/9/19 Rcvd

3) Missing satisfactory mortgage rating for the following: XXX, account ending XXX, missing rating through XXX; XXX, account ending XXX, missing rating for XXX; XXX, account ending XXX, missing rating for 9/2019; XXX, account ending XXX, missing rating for 9/2019; XXX, account ending XXX, missing rating for XXX; XXX, missing rating for XXX; XXX, account ending XXX, missing rating from XXX - XXX; XXX, account ending XXX, missing rating for XXX.//UPDATE 12/9/19 Credit report dated 9/30/19 does not update the mortgage ratings for the above loans.Update 12/18/2019:Loan closed XXX Need evidence for XXX for all mortgagesXXX XXX XXX XXX XXX XXX XXX XXX XXX XXX XXX XXXX XXX XXX XXX XXX XXX XXX XXX XXX XXX XXX XXX Mortgage ratings are acceptableXXX XXX XXX XXX XXX XXX XXX XXX XXX XXX XXX XXX XXX XXX XXX XXX Received VOM dated 12/16/2019 reflecting last paid XXX
COMMENTS: 1/6/2020 - Rcvd credit supp; all loans rated.

4) Missing source of Earnest Money Deposit in the amount of $XXX and evidence of transfer to the closing agent.
COMMENTS: 12/9/19 rcvd

5) Missing 2019 YTD Profit and Loss Statement for XXX. Loan is subject to the recalculation of the DTI ratio.
COMMENTS: 12/19/19 Rcvd P&L Stmt.

6) Missing evidence borrower's business, XXX, is no longer an active business. Loan is subject to re-evaluation.
COMMENTS: 12/9/19 Rcvd LOE indicating business is not active and XXX supports it.

7) Missing the borrower's signature on the LOE for XXX.//UPDATE 12/9/19 Missing the borrower's signature on the LOE dated 9/19/19,
COMMENTS: 12/12/2019 Ok to clear per XXX he reviewed with XXX the letter provided

8) Missing mortgage statement or Closing Disclosure with Note for borrower's new residence located at XXX verifying the mortgage with XXX, account XXX is escrowed. Loan is subject to recalculation of the DTI ratio.
COMMENTS: 12/5/19 Rcvd CD and  transfer notice reflecting the loan is impounded.

9) Missing evidence XXX, account XX7003, with a balance of $XXX and XXX, account XXX, with a balance of $XXX, were paid to a -0- balance at closing. The Closing Disclosure reflects a payoff of $XXX for XXX and not payoff for XXX; the 1003 reflects both account were to be paid. Loan is subject to the recalculation of the DTI ratio.//UPDATE 12/5/19 Received a credit supplement indicating the XXX account XXX has a balance of $XXX. Missing proof XXX account XXX has been paid to -0- balance.//UPDATE 12/9/19 Received duplicate credit supplement for the XXX account, but missing proof XXX account XX1470 has been paid to -0- balance.
COMMENTS: 12/19/19 XXX account added back into DTI ratio.

10) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Funding Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 10/29/19 - Received clear custody report

1) INELIGIBLE: Guidelines require residual income of $XXX for the Expanded A+ program with a dti greather than XXX%. The borrower has a residual income of $XXX.  The difference appears to be in the rental income calculations but unable to determine as the 1008/1003 income does not match the lenders rental income worksheets provided. /// UPDATED 10/29-  Loan remains ineligible for the residual income below the program requirement of $3500:  Received duplicate income calculations but noted difference in the insurance add back noted for the property located at XXX lender used $XXX versus the 1040 Sch E figure of $XXX and still missing income worksheets for XXX property and XXX.  /// UPDATED 10/31- Received corrected worksheet for XXX- residual income is still under $3500 requirement- full rental analysis review completed and noted the following differences remain:  piti for XXX (lender used pitia of $XXX and actual pitia is $XXX) and the XXX property the lender worksheet figures shows income of $XXX but the 1003 shows $XXX and the actual rental income is $XXX.Comp factors:- FicoXXX- XXX+ years job tenure- $XXXk+ in reserves
COMMENTS: XXX approved exception.
												Investment Property	MN	XXX	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG3	EG1
6/3/2020	XXX	146960	XXX	XXX
1) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: Received clear custodial report.

2) Missing current mortgage rating within 30 days of closing for XXX XXX XXX XXX and XXX XXX.
COMMENTS: Credit report supplement dated 10/10/2019 shows XXX, XXX  paid as agreed, next payment due 11/1/2019.

1) INELIGIBLE: The XXX report indicates the subjects market has been declining over the past year.  XXX guidelines state investment properties located in declining market areas are ineligible.Comp factors:- Fico XXX- XXX+ years job tenure- $XXXk+ in residual income- $XXXk+ in reserves
COMMENTS:XXX approved exception
												Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG1	EG1	EG1	EG3	EG2
6/3/2020	XXX	142415	XXX	XXX
1) //UPDATED 02/25/2020: Received Seller-CD but the seller-paid fees on final CD are understated compared to the fees disclosed on the Seller-CD.  NEED PCCD, LOE and Proof of Delivery with the seller-paid fees matching the seller-CD.The loan contains errors within one or more TRID disclosure. Missing Seller's Closing Disclosure/Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Final CD in file dated XXX.  Seller CD and/or Final Settlement Statement needed to confirm.
COMMENTS: Seller paid fees on final CD is primary source and acceptable per TRID 3.0.
												Primary Residence	NV	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
6/3/2020	XXX	142423	XXX	XXX
1) Missing evidence of title insurance for loan amount $ XXX.
COMMENTS: Rcvd Final Title Policy w/mortgage amount of $XXX.

2) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 11/17/2019
 - Document custody cleared by custodian

3) INELIGIBLE: The AUS "Approve/ Ineligible" indicates one of the ineligible reasons is due to the loan is ineligible as a limited cash out refinance.  It appears the 2nd being paid off is not from the original purchase of the subject property.  XXX guidelines only allow "Approve/ Ineligible" for loan structure such as LTV limits, loan purpose and loan amount.  In addition, the AUS provided is dated 10/23/19 which is after the note / closing date of 9/28/19.
COMMENTS: AUS dated 11/4/2019 shows Approve/Ineligible for Cash-Out refinance.

4) Missing documentation to address the 2017 1040 tax returns being filed married jointly and the 2018 1040 tax returns being filed separately with both indicating "head of household" versus "married filing separately".  Subject to review and additional conditions may apply.
COMMENTS: Received LOE from borrower's stating the filing status was an error on their part.

5) Missing current mortgage rating within 30 days of closing for XXX x0337 and XXX XXX.
COMMENTS: Rcvd updated credit report completed 11/20/2019 validating XXX and XXXt paid as agreed and paid in full.

1) //UPDATE:  11/19/2019 Received Final Title Policies attached to this condition.  WHAT IS NEEDED is Proof of Method of Delivery of PC CD dated XXX.//UPDATE:  11/14/2019 Received PC CD dated XXX reflecting accurate Interest From Date with borrower letter, however, MISSING Proof of Method of Delivery to borrower.This loan failed the TILA Right of Rescission test.  The funding date is before the third business day following consummation.  The rescission "midnight of" date was 10/04/2019 and according to CD datedXXX the loan funded XXX.  The Interest from and Disbursement dates are 09/28/2019 resulting in the below TILA Violation.  Need Post Consummation CD reflecting accurate Interest From and Disbursement dates with explanation letter to borrower and proof of method of delivery to borrower.  This loan failed the TILA right of rescission test.Closed-end ( 12 CFR 1026.23(a)(3) , transferred from 12 CFR 226.23(a)(3) ), Open-end ( 12 CFR 1026.15(a)(3) ,transferred from 12 CFR 226.15(a)(3) ) The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of thenotice required by 12 CFR 1026.23 or 1026.15, or delivery of all material disclosures, whichever occurs last.
COMMENTS: 12/02/2019 Received Lender's Attestation that PC CD was placed in US Mail.
												Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
6/3/2020	XXX	142424	XXX	XXX								Investment Property	MA	XXX	Refinance - cash out	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142429	XXX	XXX								Primary Residence	CA	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147006	XXX	XXX								Investment Property	CA	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142459	XXX	XXX
1) Missing a verbal VOE within 10 business days prior to the Note Date for Borrower.
COMMENTS: Rcvd verbal VOE dated 12/12/2019 validating borrower is activve with XXX.

2) Missing updated paystubs for the Borrower.  Current paystubs in file expired on 10/18/2019.  Subject to review.
COMMENTS: Letter from Lender confirming documents are good for 120 days. Paystubs good until 11/17/2019 - Note date XXX.

3) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 12/4/2019 - recevied clear doc custody report

4) Missing documentation for the source of funds for the $XXX deposit 8/12 into XXX account ending XX7031. Loan subject to recalculation.
COMMENTS: Rcvd HUD-1 for sale of departure residence with net proceeds of $XXX.

1) The loan contains errors within one or more TRID disclosure.  On CD issued XXX, under Calculating Cash to Close section on page 3, Closing Costs Financed (paid from Loan Amount) reflects an amount of $XXX and it should reflect $0.00.  Need Post Consummation CD with Closing Costs Financed (paid from loan amount) under "Calculating Cash to Close section on page 3  to reflect $0.00 and explanation letter to borrower with proof of method of delivery of all to borrower.
COMMENTS: 12/05/2019 Received PC CD dated XXX reflecting accurate Closing Costs Financed of $0
												Primary Residence	MO	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
6/3/2020	XXX	142463	XXX	XXX
1) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 11/4/19 - Received cleared custody report

2) Missing mortgage history printout verifying no advances on the XXX Heloc since the initial advance from when the subject was purchased 11/2018. Loan subject to calculation.// UPDATE 11/12/19 - Received credit supplement reflecting payment history.  Missing account history that validates there were not any advances since the purchase.//UPDATE//  Missing account history that validates there were not any advances since the purchase or the history of draws on the line of credit //UPDATE// 01/0220 Cleared
COMMENTS: 11/12/19 - Recieved credit supplement reflecting payment history.  Missing account history that validates there were not any advances since the purchase.//UPDATE//01/02/20 Per Du If subordinate liens are being paid off with first mortgage proceeds, obtain written documentation that the subordinate lien was used to acquire the subject property. Title reflects purchase money secone and full draw at purchase.

3) Missing heloc closing letter for the XXX heloc. The demand in the file has an option to keep open or close the heloc but neither box was marked. Loan subject to recalculation.//UPDATE// 12/13/19 Signed closing letter was provided.
COMMENTS: Rcvd signed Close Credit Line/Equity Line Auth. dated 10/14/2019

1) The loan contains errors within one or more TRID disclosure.  Lender under disclosed ETIA/non-escrow collection on Final CD dated XXX. Total ETIA  total should be $XXXnot $XXX.  Hazard Insurance premium of $XXXmonthly is $XXX.  For Taxes, used Tax Information Sheet, shows annual Property tax amount of $XXX  monthly $XXX, HOA is $XXXmonthly based on the appraisal in file.  Adding these amounts equals $XXX. NEED PCCD correcting ETIA and non-escrow property costs in year 1, along with letter of explanation and proof of method of delivery to borrower.
COMMENTS: 11/07/2019 Received PC CD dated XXX with accurate ETIA and Property Costs over Year 1.  Only Non-Escrowed amount changed so no re-opened RTC required.

2) The final CD dated XXX disclosed one or more title fee paid to XXX in section C, rather than section B. The payee is listed on the SPL as a preferred provided, therefore the fees belong in section B. Need PCCD correcting placement of fees, along with LOE and proof of delivery to borrower
COMMENTS: 11/07/2019 Received PC CD dated XXX moving all Title fees up to Section "B".
												Primary Residence	OR	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
6/3/2020	XXX	142467	XXX	XXX
1) Missing the following Federal and/or State specific disclosures: XXX or evidence of Broker's License that exempts them form XX requirement to provide the disclosure.
COMMENTS: 12/06/2019 Received Proof Broker Licensed under XXX.

2) Missing updated Preliminary title report to reflect Lender and correct loan amount.//UPDATE// 12/09/19 Received updated supplement with correct loan amount
COMMENTS: Rcvd title supplement with corrected loan and Lender.

3) Missing updated hazard/homeowners insurance policy.  Coverage must be greater than or equal to $XXX.  Current policy is insufficient due to coverage is $XXX. Debt-to-income ratio subject to recalculation.//UPDATE// 12/09/19 Received cost estimator from insurance company
COMMENTS: USing ins cost estimator

4) Missing satisfactory signed and dated letter of explanation from the borrower regarding the following credit inquiries and whether or not any new/additional debt was incurred: XXX, on XXX.  Provide documentation for any new obligation(s), if applicable. //UPDATE// 12/09/19 Still missing LOE
COMMENTS: Rcvd LOE from Lender explaining a later report was pulled on 10/23/2019 that would have reported any new credit resulting from inquiries on the 7/23/2019 report.

5) Missing a verbal VOE within 10 business days prior to the Note Date for Borrower for XXX.//UPDATE// received VOE from borrowers current employer dated December 5, 2019
COMMENTS: been employed with same company since 1990.

6) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 11/22/19 - Received clear custody report

7) Added 12/19/2019:  The loan contains errors within one or more TRID disclosure.  Received a PC CD dated XXX reflecting Discount Points of $XXX and prior Discount Points on Closing Disclosure dated XXX are $XXX.  Missing Proof $XXX was reimbursed to borrower.  Condition added upon review of conditions received.
COMMENTS: 12/30/2019 Received copy of Settlement Statement reflecting only $XXX was collected form borrower for Discount Points at closing.

1) This loan failed TRID zero fee tolerance.  Appraisal Fee increased and Processing Fee added on Closing Disclosure dated XXX.  The loan contains errors within one or more TRID disclosure.  Change of Circumstance form in file dated 11/01/2019 is inaccurate/incomplete.  Change of Circumstance form does not reflect the addition of Processing Fee or Appraisal Fee increase as reflected on Closing Disclosure dated XXX.  All Change of Circumstance forms must detail all additions/increases in fees and decreases in Lender credits.  Need Valid Change of Circumstance form reflecting all changes referenced above.  Integrated Disclosures Tolerance & Reimbursement Provisions - 11/01/2019 - 2This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.
COMMENTS: 12/19/2019 Received PC CD dated XXX with copy of reimbursement check.  Entered into CE and received a Pass result for reimbursement testing.

2) Need Post Consummation Closing Disclosure correcting the fees.  Closing Disclosure in file dated XXX reflects Title Fees Paid to XXX and listed in Section C and need to be moved to Section B per the Service Providers List.
COMMENTS: 12/19/2019 Received PC CD dated XXX with all fees payable to XXX moved to Seciton "B".

3) The Notice of Right to Cancel was not completed properly:  File contains an inaccurate Notice of Right to Cancel Form (H-8).  According to the Preliminary Title Report in file the Lender is refinancing a prior Deed of Trust recorded 01/02/2019 reflecting the Beneficiary of XXX as Nominee for XXX. and is required to utilize Notice of Right to Cancel Form (H-9).  Need re-opened Notice of Right to Cancel on accurate Form (H-9) with explanation letter to borrower and proof of method of delivery to borrower.
COMMENTS: 12/19/2019 Recevied re-opened NORTC with borrower letter and proof of overnight delivery.  Midnight of Date of 12/14/2019 reflects properly administered.
												Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
6/3/2020	XXX	147051	XXX	XXX
1) The loan contains errors within one or more TRID disclosure.  The Seller Paid fees on the Post Consummation Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX.  Need Post Consummation Closing Disclosure with letter to borrower and proof of method of delivery reflecting all Seller Paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: Seller paid fees on final CD is primary source and acceptable per TRID 3.0.

2) The loan contains errors within one or more TRID disclosure.  Missing proof of method of delivery for Post Consummation CD in file dated XXX.
COMMENTS: 10/10/2019 Received proof of eDisclosure of PC CD dated XXX

3) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 10/05/2019 - Document custody cleared by custodian

4) Missing a verbal VOE within 10 business days prior to the Note Date for XXX from XXX.//Update//10-14-19 VOE in file dated 09/17/201
COMMENTS: Rcvd verbal VOE dated 9/17/2019 validating still active. Note date XXX.

5) Missing appraisal valuation form to validate the 25% or greater equity position in the departure residence per QM guidelines to allow the departure residence rental income.
COMMENTS: Rcvd LTR changing loan to Non QM.

6) Added 10/28/2019 for upload of bank statements for pricing discrepancy
COMMENTS: Received bank statements
												Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
6/3/2020	XXX	142479	XXX	XXX
1) The loan contains errors within one or more TRID disclosure.   The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX.  Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: Seller paid fees on final CD is primary source and acceptable per TRID 3.0.

2) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 11/19/2019 - received clear custody report

3) Missing letter of explanation for borrowers renting to a XXX for departing residence located at XXX if there is any relation to borrower, copy of security deposit and first months check not provided.//1/31/2020 UPDATE received a Settlement statement and purchase contract showing that the borrowers sold their departing residence instead of renting it out. However, the buyers on the purchase contract and the buyer on the HUD 1 Settlement Statement and the Notice of Settlement Agent Responsibility. If property was not sold to XXX the cancellation of MLS will be required.//UPDATE// 02/05/20 Seller provided title, Final HUD, showing property closed and sold to XXX. First sale offer did not go through to XXX. Property is closed and sold / Settlement date XXX
COMMENTS: /1/31/2020 UPDATE received a Settlement statement and purchase contract showing that the borrowers sold their departing residence instead of renting it out. However, the buyers on the purchase contract and the buyer on the HUD 1 Settlement Statement and the Notice of Settlement Agent Responsibility. If property was not sold to XXX the cancellation of MLS will be required./UPDATE// 02/05/20 Seller provided title, Final HUD, showing property closed and sold to XXX. First sale offer did not go through to XX. Property is closed and sold / Settlement date XXX

4) Missing letter of explanation as to why investment property located atXXX is not on borrowers 1040s Schedule and they have owned it since 2013.//UPDATE// 02/20/20 LOE in file.
COMMENTS: /Using signed lease agreement for rent and LOE from borrower why the property was not listed o 2018 returns

5) Missing copy of the Note and evidence of payoff with a -0- balance for private mortgage loan to XXX in the amount of $XXX. Borrower provided 12 months cancelled checks for VOM with a check #2431 of $XXX stated final payment on 05/21/2019 but there is nothing in the file to show paid and closed with zero balance. (NOTE: loan was tied to departing residence). //11/12/2019 UPDATE received release of mortgage for private loan of $XXX signed/dated and notarized that the lien is released.
COMMENTS: Rcvd notarized release of loan from XXX. Document under Credit, titled Misc Cred_Release of Lien.

6) Missing letter of explanation from CPA in regards to the shareholders ID number ending in 1919 for XXX LLC A Disregarded Entity of XXX which is SSN ends in xx1859.
COMMENTS: 11/13/2019 Ok to clear with CPA letter provided per XXX

1) The loan contains errors within one or more TRID disclosure.  On CD issued XXX, under the Estimated Taxes, Insurance & Assessments section, the amount is inaccurate as it does not include the HOA dues.  ETIA is "Property Costs", not "Loan Costs". Additionally, on page 4 under Non-Escrowed Property Costs over Year 1, it has an inaccurate amount of $0.00.  Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery to borrower reflecting accurate ETIA on page 1 of $XXX, and on page 4, Non-Escrowed Property Costs over Year 1 of $XXX.
COMMENTS: 11/11/2019 Received PC CD dated XXX reflecting accurate HOA Dues on page one and total ETIA along with accurate Non-Escrowed Property Costs over Year 1.
												Primary Residence	NM	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
6/3/2020	XXX	142481	XXX	XXX								Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147084	XXX	XXX
1) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 10/15/2019 - Document custody cleared by custodian

2) Missing Grant Deed to confirm vesting.
COMMENTS: 10/10/2019 Received Grant Deed and confirmed Vesting and Legal.

3) The loan contains errors within one or more TRID disclosure. The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX.  Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: Seller paid fees on final CD is primary source and acceptable per TRID 3.0.

4) The loan contains errors within one or more TRID disclosure.  Missing Explanation letter to Borrower and proof of method of delivery for Post Consummation CD in file dated XXX.
COMMENTS: 10/10/2019 Received Borrower Letter and Proof of eDisclosure of PC CD dated XXX
												Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
6/3/2020	XXX	147089	XXX	XXX
1) Missing updated hazard/homeowners insurance policy with an effective date ofXXX. Policy in file shows effective date of XXX.//UPDATE Received updated homeowners insurance policy however effective date is now XXX and needs to be XXX.  /// UPDATED- CD validates disbursement date 9/30- policy in effect on disbursement date- cleared.
COMMENTS: Confirmed updated CD with XXX disbursement date and haz policy w/same effective date.

2) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 10/26/19 - Received clear custody report

3) Minimum reserve requirement subject to recalculation upon receipt of final Closing Disclosure.
COMMENTS: Meet reserve requirements.

4) Missing Seller's Closing Disclosure /Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Closing Disclosure in file dated XXX.  If fees not confirmed, will Need a Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: Seller paid fees on final CD is primary source and acceptable per TRID 3.0.

5) Missing the following Federal and/or State specific disclosures:  Initial Escrow Account Waiver Disclosure, W9-Payers Request for Taxpayer ID and CA Impound Disclosure Waiver.
COMMENTS: 10/23/2019 Received Escrow Waiver Disclosure and W9-Payers Request for Taxpayer ID

6) Missing Grant Deed transferring title to borrower per Deed of Trust vesting.
COMMENTS: 10/23/2019 Received Grant Deed and confirmed Vesting.

7) Missing Name Affidavit/AKA Statement.
COMMENTS: 10/23/2019 Received Signature/Name Affidavit

1) Closing Disclosure in file dated XXX reflects inaccurate interest from and disbursement dates.  Interest from date reflects XXX and Disbursement date reflects XXX, however, consummation occurred XXX.  Need Post Consummation CD with explanation letter to borrower and proof of method of delivery to borrower reflecting accurate interest from and disbursement dates.
COMMENTS: 10/23/2019 Received PC CD dated XXX reflecting Interest from XXX.
												Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
6/3/2020	XXX	147091	XXX	XXX
1) Missing IRS processed tax transcript for 2018. Subject to recalculation of debt and request of additional applicable documents.//UPDATE// 11/06/2019 Missing 2018 processed tax transcript //
COMMENTS: Cleared- Received evidence that tax return was electronically received. Updated condition #107070 for proof that refund check was received.

2) Missing proof that 2017 tax liability in the amount of $XXX has been paid.
COMMENTS: Cleared- transcript shows payment was made

3) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 11/4/19 - Received cleared custody report

4) Missing verification of mortgage history for XXX for the past 24 months, or proof that there was not any mortgage history prior to XXX. The verification that was provided shows history from XXX - XXX.//UPDATE// Missing verification of mortgage history for XXX for the past 24 months, or proof that there was not any mortgage history prior to XXX.
COMMENTS: Cleared- received VOM showing due for XXX. Prior loan history with XXX account number XXX is listed on the credit report.

5) Missing the XXX.
COMMENTS: Cleared- received XXX

6) Missing proof that the lease agreement for the departing residence is an arm's length transaction. The lessee has the same last name as XXX, who is on title for the subject property.//UPDATED 12/11 - Lender submitted LTR to remove rental income from departing residence.  Cleared.
COMMENTS: Rcvd LTR removing lease income with updated 1008 and 1003.

7) Missing clarification on number of late payments for XXX account ending 0355. The document provided shows the first payment due as XXX and payment made XXX. //UPDATE//PAID 10/7/2019 AND NEXT DUE XXX per credit supplement
COMMENTS: Rcvd credit supplement.

8) Missing proof of HOA amount for XXX.
COMMENTS: Cleared- received proof of HOA amount of $XXX which matches HOA amount used.

9) ADDED: 11/16/19 Missing verification that the following properties foreclosures or loss mitigation were satisfied and meet the 7 year requirement. Foreclosure: XXX XXX; Foreclosure:XXX2 XXX;Foreclosure :XXX XXX
COMMENTS: Cleared- guidelines are 4 years prior to application date

1) For Escrow and ETIA: The loan contains errors within one or more TRID disclosure.  Lender over disclosed ETIA/non-escrow collection on Final CD dated XXX. Total ETIA should be $XXX not $XXX.  Hazard Insurance premium of $XXX monthly is $XXX.  For Taxes, used CA Purchase formula $XXX X X.XX% = XX + $XXX in assessments = $XXX -monthly is $XXX. HOA is XXX monthly based on the appraisal in file.  Adding these amounts equals $XXX. NEED PCCD correcting ETIA and non-escrow property costs in year 1, along with letter of explanation and proof of method of delivery to borrower.
COMMENTS: 11/07/2019 Received PC CD dated XXX reflecting accurate ETIA and Property Costs over Year 1.

1) Missing proof that the 2018 tax liability has been paid. // UPDATE (11/13/19): Received refund status results showing tax return is being processed. Missing proof of receipt of refund check. Per guidelines, evidence of a refund check or payment must be supplied.Comp factors:- FICO XXX- LTV XXX%- DTI XXX%- $XXXk+ in residual income- $XXXk+ in reserves- XXX+ years job tenure
COMMENTS: XXX approved exception.
												Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
6/3/2020	XXX	147127	XXX	XXX								Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147174	XXX	XXX
1) Loan approval is subject to satisfactory appraisal review.  Subject to further underwriting.  Additional conditions may apply.Missing required appraisal XXX. ///UPDATE 11/6/2019 - Still missing XXX - unable to use the UCDP with risk score of 4.3.//UPDATE// 11/14/19 XXX in file (agrees with value of $XXX)
COMMENTS: Rcvd CDA supporting value and moderate risk.

2) Missing evidence of current E & O Insurance for Appraiser.//UPDATE// 11/14/19 E & O insurance provided. Valid XXX thru XXX Please provide valid E & O insurance at time of appraisal (07/23/19)
COMMENTS: 11/15/2019 Received insurance dated eff 10/21/2019 expires XXX E&O retro active to XXX which covers the period of time when the appraisal was completed

3) //UPDATE:  11/04/2019 Received a PC CD dated XXX and a COC dated 06/28/2019 attached to this condition and neither document cures the tolerance violation in this condition.  PC CD does not reflect a tolerance cure and COC is for the Discount Points on the Disclosure dated XXX.  The tolerance Violation occurred on the Closing Disclosure dated XXX.  Condition remains as is.This loan failed TRID zero fee tolerance.  Points increased on Closing Disclosure dated XXX without a Valid Change of Circumstance results in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - 10/04/2019 - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.
COMMENTS: 11/11/2019 Received Valid COC dated 10/04/2019.  Entered into CE and received a Pass result for all Tolerance testing.

4) Missing   Updated Credit Report.    Original was pulled XXX with update on XXX only updating current mortgage history.   No other credit accounts were updated.   Original Credit report expired on XXX.    Subject to recalculation of debt.
COMMENTS: Rcvd updated credit report dated XXX with all accounts.

5) Missing a current payoff demand and evidence that XXX, account ending XXX, has been satisfied with a -0- balance.
COMMENTS: Rcvd demand notice and validated with CD.

6) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXXCustodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 11/4/19 - Received cleared custody report

7) Missing current mortgage rating within 30 days of closing for XXX x2966- missing proof August and September payments.
COMMENTS: Received credit supplement

1) INELIGIBLE: The loan was submitted under the Jumbo A+ program with an application date of XXX which is prior to the program date of 7/8/19.  Loan requires XXX approval to proceed under the updated guidelines.Comp factors:- $XXXk+  in residual income- $XXXk+ in reserves- XXX+ years job tenure
COMMENTS: XXX approved exception
												Primary Residence	CA	XXX	Refinance - cash out	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG3	EG1
6/3/2020	XXX	142540	XXX	XXX
1) Missing evidence of current E & O Insurance for Appraiser.//Update// E & O insurance in file. Expiration XXX
COMMENTS: E&O Cert received.

2) Missing 442 with photos verifying the water heater has been double strapped, safety release has been installed on the security bars in bedroom window at rear of house and carbon monoxide detectors have been installed on each level of the house per code.//UPDATE// Per appraiser and photo OCTOBER 15, 2019 SUB. STRAPPED WATER HEATER-----Per appraiser and photo OCTOBER 15, 2019 BED #2 BARS REMOVED---Per appraiser and photo OCTOBER 15, 2019 CO/SMOKE/COMBINED IN LIVING AREA---per appraiser and photo OCTOBER 15, 2019 CO/SMOKE COMBINED IN BEDROOM---Per appraiser and photo OCTOBER 15, 2019 CO/SMOKE COMBINED IN BEDROOM--Appraisal is "AS IS"
COMMENTS: //UPDATE// Per appraiser and photo OCTOBER 15, 2019 SUB. STRAPPED WATER HEATER-----Per appraiser and photo OCTOBER 15, 2019 BED #2 BARS REMOVED---Per appraiser and photo OCTOBER 15, 2019 CO/SMOKE/COMBINED IN LIVING AREA---per appraiser and photo OCTOBER 15, 2019 CO/SMOKE COMBINED IN BEDROOM---Per appraiser and photoOCTOBER 15, 2019 CO/SMOKE COMBINED IN BEDROOM Appraisal is "AS IS"

3) Missing fully executed Seller's Counter Offer #1 of the purchase contract.//UPDATE// Counter offer #1 in file reflecting Purchase Price to be $XXX
COMMENTS: Rcvd Buyer Counter offer with $XXX purchase price.

4) Missing IRS tax transcript for 2018 1040 tax returns for XXX or proof returns were received by the IRS. The documentation in the file does not indicate the IRS received the returns. Subject to recalculation of debt and request of additional applicable document(s).//Update//11/06/19---Missing processed 4506T.  If tax transcripts for the income used to qualify are not available, the income may be verified by one of the following: Officially stamped returns by the IRS. Evidence that the return was electronically received. It must reflect the refund or amount owed to the IRS. In all cases, evidence of a refund check or payment made must be supplied
COMMENTS: 11/06/19---Missing processed 4506T.  If tax transcripts for the income used to qualify are not available, the income may be verified by one of the following:• Officially stamped returns by the IRS.• Evidence that the return was electronically received. It must reflect the refund or amount owed to the IRS.In all cases, evidence of a refund check or payment made must be supplied

5) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 11/4/19 - Received cleared custody report

1) Missing prior mortgage rating for XXX, account ending XX4382; missing the ratings from XX -XXX and the prior mortgage rating for the property located at XXX; missing the rating from XXX - XXX.//UPDATE 11/15/19 Received credit supplement, which satisfies the XXX rating. Missing prior mortgage rating for the property located at XXX; missing the rating from XXX - XXX.Comp factors:- Fico XXX- XXX+ years XXX- $XXXmm in reserves- DTI XXX%
COMMENTS: XXX approved exception
												Investment Property	CA	XXX	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG3	EG1
6/3/2020	XXX	142545	XXX	XXX								Primary Residence	HI	XXX	Purchase	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142555	XXX	XXX
1) Missing explanation or documentation of the "Other" amount of  $XXX on the 1008 for subject property.
COMMENTS: Rcvd LOE from Lender stating the amount is City taxes broken out.

2) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: Received clear custody report.

3) Missing evidence of current E & O Insurance for Appraiser.//Updated//10-14-19 policy in file from XXX Shows coverage from XXX thru XXX
COMMENTS: Rcvd E & O Policy.

4) The loan contains errors within one or more TRID disclosure. The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX.  Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: Seller paid fees on final CD is primary source and acceptable per TRID 3.0.

1) //UPDATE:  10/16/2019 Received PC CD dated XXX reflecting accurate ETIA with borrower letter, however, MISSING Proof of Method of Delivery to borrower.Lender over disclosed ETIA/Escrow collection on Final CD dated XXX. Total ETIA and monthly escrow totals should be $XXX not $XXX. Hazard Insurance premium of $XXX monthly is $XXX.  For Taxes, used Tax Record Information Sheet, shows County tax amount of $XXX monthly $XXX, City Tax $XXX monthly $XXX. HOA as $XX per year, Monthly is $XXX  Adding these four monthly  amounts equals $XXX. NEED PCCD correcting escrows/ETIA, along with letter of explanation and proof of method of delivery to borrower.
COMMENTS: 10/22/2019 Received screen shot reflecting PC CD eDisclosed to borrower XXX.
												Primary Residence	GA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG3	EG1
6/3/2020	XXX	147242	XXX	XXX
1) Missing evidence of current E & O Insurance for Appraiser.
COMMENTS: Rcvd O & E Policy XXX - XXX.

2) The loan contains errors within one or more TRID disclosure. Missing proof of method of delivery for Post Consummation CD in file dated XXX.
COMMENTS: 11/06/2019 Received Disclosure Tracking Details reflecting PC CD and letter were sent via "Other" method.

3) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Alones, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 11.13.2019 - Document custody cleared by custodian

4) Missing page 2 of the 8/5/2019 and 9/5/2019 statements for XXX account ending XXX. Loan subject to recalculation.
COMMENTS: 11/08/2019 Ok per XXX.  Reviewed online statement for XXX which refects transactions from 07/09/2019 to 09/19/2019.  Original bank statements provided are dated 08/05/2019 transactions from 07/05/2019 through 07/29/2019 and Bank statement dated 09/05/2019 with transactions from 08/06/2019 through 08/29/2019.
												Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
6/3/2020	XXX	147574	XXX	XXX
1) Missing hazard insurance policy verifying the coverage has 100% guaranteed replacement cost has been paid in full- premium on policy is $XXX but CD shows payment of $XXX.//UPDATE 12/3/19 missing insurance policy to verify terms of the 100% guaranteed replacement cost coverage. Also, the insurance binder reflects an estimated total premium of $XXX, which does not match prior premiums.//UPDATE// 12/06/19
COMMENTS: INFORMATIOn used to rate the premium is on policy. 100% guarantee replacement. premium is $XXX

2) Missing satisfactory mortgage rating 0x30 for past 24 months for XXX; missing rating from XXX - XXX
COMMENTS: 12/3/19 Rcvd CD confirming property was purchased on XXX.

3) Minimum reserve requirement subject to recalculation upon receipt of final Closing Disclosure.//UPDATE 12/2/19 Missing additional assets at a minimum of $XXX needed for minimum reserves requirement//UPDATE//12/06/19  Reserves met
COMMENTS: Reserves met.

4) Missing additional 2 months consecutive asset statement verifying additional asset at a minimum of $XXX needed for minimum reserves requirement. Reserves are calculated on the subject property PITIA and other financed property PITIA as applicable.  Subject to recalculation of assets.//UPDATE 12/3/19 Bank statements provided were already in the file. Missing verification of additional assets at a minimum of $XXX needed for minimum reserves requirement//UPDATE//12/06/19  Reserves met
COMMENTS: Reserves met

5) Missing signed and dated 2019 YTD Profit and Loss Statement for XXX. Loan is subject to the recalculation of the DTI ratio.
COMMENTS: 12/3/19 Rcvd

6) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 12/06/2019 - Document custody cleared by custodian

7) Final loan terms to match terms of exception or loan to be submitted to XXX Credit Committee for review.//UPDATE/// 12/06/19 Meets exceptions
COMMENTS: Exceptions Granted Are:

1) The CDA indicates subject is in a declining market area.
2) Credit report expired XXX
3) Bank statements expired XXX

1) Missing the following updated bank statements for asset verification: XXX Bank Checking account ending XXX, XXX Bank Savings account ending XXXXXX, XXX IRA account ending XXX. Bank statements provided have expired.Comp factors:- greather than 90 but less than 120 days from close date- Fico XXX-XXX+ years job tenure- $XXXk+ in residual income- $XXXk+ in reserves
COMMENTS:XXX approved exception

2) Missing updated credit report. The credit report in the file expired on 11/7/19.Comp factors:- greather than 90 but less than 120 days from close date- Fico XXX- XXX+ years job tenure- $XXXk+ in residual income- $XXXk+ in reserves
COMMENTS: XXX approved exception

3) INELIGIBLE: The XXX indicates the subject's market had a decrease in value of 0.2% in the prior year and 0.6% decrease in the prior six months. The guidelines cite properties located in a declining market are ineligible. Subject to updating of XXX exception. Comp factors:- Fico XXX- XXX+ years job tenure
COMMENTS: Client provided an exception approval to waive based on compensating factors.
												Investment Property	NY	XXX	Purchase	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG3	EG2
6/3/2020	XXX	142564	XXX	XXX			1) Missing current mortgage rating within 30 days of closing for XXX. (XXX) 9/2019 - current; XXX (XXX) 11/2018-2/2019. All max 0x30x12. COMMENTS: Cleared - documentation in file
1) //UPDATE 02/25/2020 - Seller-Paid Fees on final CD were understated from the fees listed on the seller-CD and final Settlement Statement.  NEED PCCD with updated fees to match fees listed on the final Settlement Statement.The loan contains errors within one or more TRID disclosure. The Seller Paid Fees on the Closing Disclosure dated XXX do not match the Seller Paid Fees as reflected on the Settlement Statement in file. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery reflecting all Seller Paid Fees.
COMMENTS: Received PCCD dated XXX and seller-paid fees match Seller's CD.

2) The loan contains errors within one or more TRID disclosure. Unable to determine how the Escrows were calculated. Taxes are $XXX/yr., HOI is $XXX/yr., combined monthly amount is $XXX. The final CD dated XXX indicates $XXX. Need PCCD with correction, LOE and proof of delivery to borrower.
COMMENTS: Received updated Evidence of Insurance to match CD.
												Primary Residence	WA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
6/3/2020	XXX	142575	XXX	XXX
1) //UPDATE:  11/08/2019 Received a Seller Closing Disclosure, however, it's not for this transaction.  Seller CD received is for borrower's property they are selling at XXX.  Need Seller's CD for this Purchase Transaction of XXX.Added 11/05/2019: The loan contains errors within one or more TRID disclosure.  Missing Seller's Closing Disclosure /Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Closing Disclosure in file dated XXX.  If fees not confirmed, will Need a Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.  Condition added upon post closing review.
COMMENTS: Seller paid fees on final CD is primary source and acceptable per TRID 3.0.

2) LOE needed to explain discrepancy regarding Co-borrower's answer on Section VIII. Declarations question " l ".  Loan submitted as 2nd Home and question is answered Yes to occupying subject property as primary residence.\\\Update 11/21/2019 - escalated to XXX.
COMMENTS: Borrower provided LOE, dated 09/25/2019,  stating subject property will be primary residence, as they are waiting for kids to complete school year.

3) The DU Underwriting Findings report is showing missing data fields. Lender to provide a complete and legible copy of Casefile ID XXX, Submission Number 16.
COMMENTS: Received DU Findings Version 16, dated 10/24/2019

4) Missing a verbal VOE within 10 business days prior to the Note Date for  co-borrower.
COMMENTS: Verbal VOE provided, and is dated 10/23/2019

5) Borrower's to provide validation that the following Federal taxes owed are paid:  2016 taxes: $XXX, 2017 taxes: $XXX and 2018 taxes: $XXX. Update/// 2018 Transcript still shows amount owned of $XXX. Provide proof of payment by borrower's or request IRS Record of Account Transcript for 2018.
COMMENTS: Lender provided IRS Accounting that reflects no tax liability owed.  Document is dated 11/18/2019

6) Missing details for the borrowers primary residence:  Final Note and CD or other documentation required as the 1003 noted the borrower's stated primary residence at XXX was pending sale and the file included a HUD-1 dated XXX showing the sale of XXX.   Subject to review for revised DTI and sufficient reserves.  Update /// 11/12/2019 - Document provided is the HUD-1 Settlement Statement included in the original loan that shows the borrower's as Sellers of their primary residence at XXX.  The file was submitted as a 2nd home purchase and the PITI of the XXX property was used in qualification, however the borrower will not be occupying this property.  Lender to provide Final Note, CD or other documentation that addresses the borrower's new primary residence. File subject to review.  //// UPDATED 11/22- Reviewed with XXX an missing updated 1003 with the correct current primary residence address.
COMMENTS: Corrected 1003 reflecting correct primary residence address dated 11/22/2019

7) Lender to provide detailed LOE from Co-borrower regarding previous foreclosure disclosed on Section VIII of 1003.
COMMENTS: Processor Cert dated 10/21/2019 states was marked in error.

8) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 11/19/2019 - received clear custody report

9) Missing legible copies of the following documents:  AUS report, 7/11 credit report and lenders 1008.
COMMENTS: Required items of AUS (Version 16); Credit Report dated 07/11/2019 and 1008 are all located in file.

10) Missing updated hazard/homeowners insurance policy with XXX listed as loss payee with one year's paid receipt. Coverage must be greater than or equal to $XXX. Current policy is insufficient due to coverage is $XXX. Debt-to-income ratio subject to recalculation.
COMMENTS: Lender provided Hazard Insurance on the subject property that reflects 100% replacement cost.

11) Missing current mortgage rating within 30 days of closing for XXX XXX.
COMMENTS: Duplicate

1) The loan contains errors within one or more TRID disclosure. On CD issued XXX, the Lender Contact Name and NMLS ID are incorrect in the Lender Column under the Contact Information Section on page 5.  Need Post Consummation CD with the Lender Contact Name XXX and NMLS ID XXX added in the Contact Information Section on page 5 and explanation letter to borrower with proof of method of delivery of all to borrower.
COMMENTS: 11/25/2019 Received PC CD dated XXX with correct Lender Contact Info on page 5.
												Second Home	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
6/3/2020	XXX	142584	XXX	XXX
1) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 11/19/2019  - Document custody cleared by custodian

2) Missing verification that the $XXX hazard insurance premium due has been paid. CD does not show it being paid through closing.
COMMENTS: Final CD dated 11/12/2019, reflects payment for HOI in the amount of $XXX
												Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142587	XXX	XXX
1) Missing current mortgage rating within 30 days of closing. XXX XXX. Credit Report notes last reported 10/2019; note dated XXX.//UPDATE// 01/03/20  Still showing last paid 10/16/19 Missing November 2019 payment verification
COMMENTS: 01/07/2020 HELOC loan and the payment is due 28th of the month last paid XXX, loan closed XXX loan was not 30 days at closing

2) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 01/07/2020 - Document custody cleared by custodian
												Investment Property	NY	XXX	Purchase	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147291	XXX	XXX
1) Missing satisfactory signed and dated letter of explanation from the borrower regarding the following credit inquiries and whether or not any new/additional debt was incurred: XXX 09/12/2019 and XXX 09/12/2019  Provide documentation for any new obligation(s), if applicable.//UPDATED// 11/19/19  LOE provided with explanation
COMMENTS: Letter of Explanation provided and signed by Borrower on 11/06/2019

2) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 11/26/2019 - Document custody cleared by custodian

3) Missing updated hazard/homeowners insurance policy with XXX listed as loss payee with one year's paid receipt.//UPDATED// 11/19/19 Still missing verification of one year paid on the  policy. Policy does not show paid and CD shows partial payment of $XXX//UPDATE// 11/26/19 Received update that policy is paid in full.
COMMENTS: Declarations page with verification that the premium on the current policy has been paid in full dated XXX

1) This loan failed the TILA Right of Rescission test.  The funding date is before the third business day following consummation.  The rescission "midnight of" date was XXX and according to the Closing Disclosure dated XXX the loan funded on XXX resulting in the below TILA Violation.  Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery to borrower reflecting accurate Interest From and Disbursement dates.Federal TILA This loan failed the TILA right of rescission test.Closed-end (12 CFR 1026.23(a)(3), transferred from 12 CFR 226.23(a)(3)), Open-end (12 CFR 1026.15(a)(3), transferred from 12 CFR 226.15(a)(3))The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR 1026.23 or 1026.15, or delivery of all material disclosures, whichever occurs last.
COMMENTS: 11/14/2019 Received PC CD dated XXX reflecting loan funded on XXX.  Entered into CE and received a Pass result for this test.

1) INELIGIBLE: The XXX indicates the subject property is located in a declining market area.  The LTV of XXX% exceeds the XXX program max allowed of 80% for a property located in a declining market area.Comp factors:- Fico XX- reduction in housing payment- LTV XXX%- DTI XXX%- $XXXk+ in reserves- $XXXk+ in residual income
COMMENTS: XXX approved exception
												Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG3	EG2
6/3/2020	XXX	147292	XXX	XXX
1) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must referenceXXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 11/4/19 - Received cleared custody report

2) Missing current mortgage rating within 30 days of closing for XXX x4711 and XXX x2998.
COMMENTS: Received credit supplement

1) The loan contains errors within one or more TRID disclosure. The Closing Disclosure in file dated XXX contains inaccurate ETIA on page 1 and Estimated Property Costs over Year 1 on page 4.  ETIA on Page one  reflects $XXX, however, the Property Tax Monthly amount is $XXX, the Insurance Monthly amount is $XXX, totaling $XXX  Estimated Property Costs over Year 1 on page 4 would then be $XXX.  Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery to borrower reflecting accurate ETIA and Estimated Property Costs over Year 1. In addition, since this is a rescindable transaction and the ETIA/Escrows are affected, a re-opened rescission period is required and to include sufficient time for borrower delivery plus three business days (not including Sunday or Federal Holidays) for the new rescission period.
COMMENTS: 11/01/2019 Received Lender's Tax Calculation.  Utilizing this Tax amount reflects ETIA is accorate.
												Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
6/3/2020	XXX	142608	XXX	XXX								Primary Residence	CA	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142622	XXX	XXX
1) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 12/18/2019 - Document custody cleared by custodian

2) Missing lenders rate lock confirmation form confirming the date the rate was locked by borrower.  Loan Estimate dated XXX, reflects loan as locked, however, missing Lender's rate lock confirmation to confirm the date the rate was locked.
COMMENTS: 12/02/2019 Received Lock Confirmation reflecting loan locked XXX

3) The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX.  Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: Seller paid fees on final CD is primary source and acceptable per TRID 3.0.
												Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
6/3/2020	XXX	142635	XXX	XXX
1) Missing updated DU to reflect previously required consumer payoff for XXX Card for $XXX was not paid off as required.
COMMENTS: Cleared - DTI with unpaid liability remaining is lower than DU DTI - not adverse
												Investment Property	WI	XXX	Purchase	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142659	XXX	XXX
1) The loan contains errors within one or more TRID disclosure. The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX.  Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: Seller paid fees on final CD is primary source and acceptable per TRID 3.0.

2) Missing source of Earnest Money Deposit in the amount of $XXX on11/16/2019 and evidence of transfer to the closing agent.//UPDATE// 12/19/19 Receipt for funds and closing statement on existing home sale for $XXX
COMMENTS: Received receipt for funds and CD

3) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 12/10/2019 - received clear custody report

4) Missing;  XXXworksheet.//UPDATE// 12/19/19 provided
COMMENTS: Received XXX worksheet

5) Missing verification of self employment for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency. for XXX business.//UPDATE// 12/19/19 provided.
COMMENTS: Received VOE

6) Missing verification of self employment for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency. for XXXX business.//UPDATE// 12/19/19 VOE in file dated 11/15/19
COMMENTS: 12/19/2019 VOE in file is dated 11/15/2019 loan closed 11/15/2019

7) Missing final Note, DOT and Closing Disclosure for concurrent refinance for departing residence located at XXX. Closing disclosure to reflect taxes and insurance impounds and payoff of XXX credit card account ending XXX and payoff of XXX XXX and XXX account ending XXX . Subject to recalculation of debt to income ratio.//UPDATE// XXX Closing statement provided
COMMENTS: CD Provided

1) //UPDATE:  12/16/2019 Received a PC CD dated XXX reflecting a Tolerance Cure of $XXX, however, MISSING copy of reimbursement to borrower and proof of Method of Delivery of all to borrower.This loan failed TRID zero fee tolerance: Missing valid change of circumstance justifying the Appraisal Fee increase to $XXX. It is not obvious from reviewing the appraisal report as to why the increase was justified.
COMMENTS: 12/19/2019 Recevied Final Settlement Statement reflecting $XXX Credit.
												Primary Residence	NV	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
6/3/2020	XXX	147369	XXX	XXX
1) The loan contains errors within one or more TRID disclosure. Unable to determine how the ETIIA's were calculated. HOI is $XXX - monthly amount is $XXX, Property taxes are $XXX - Monthly amount is $XX totaling $XXX. The final cd datedXXX indicated $XXX. Need a PCCD with correction, LOE and proof of  delivery to borrower.
COMMENTS: Cleared with documents in original file
												Primary Residence	CA	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
6/3/2020	XXX	147379	XXX	XXX			1) Missing copy of a fully executed PUD rider. The property is a 4 unit located in a PUD, per title report and appraisal. COMMENTS: Cleared with documentation in file					Investment Property	CA	XXX	Purchase		EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142677	XXX	XXX
1) Missing evidence of current E & O Insurance for Appraiser XXX or blanket policy for XXX, LLC.    Current E & O had expired prior to the appraisal being completed.//UPDATED// 121/05/19 E & O insurance provided. effective date XXX. Valid through XXX
COMMENTS: 12/02/2019 Received E&O insurance

2) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 11/22/19 - Received clear custody report

3) Missing current mortgage rating within 30 days of closing for XXX xXXXX- missing proof of the September payment date.
COMMENTS: 11/25/2019 Received Closing Statement
												Primary Residence	GA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
6/3/2020	XXX	147390	XXX	XXX
1) Missing evidence of current E & O Insurance for Appraiser.
COMMENTS: 10/31/2019 Received E&O Insurance

2) Missing current mortgage rating within 30 days of closing. XXX, account ending XX3893 missing rating for XXX. //UPDATE 11/5/2019 - received credit supplement - Still showing last payment as XXX.  Provide proof XXX payment has been made timely.
COMMENTS: 11/08/2019 XXX reviewed the credit supplement it is acceptable

3) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXXCustodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 11/01/2019 - Document custody cleared by custodian

4) The loan contains errors within one or more TRID disclosure.  Missing proof of method of delivery for Post Consummation CD in file dated XXX.
COMMENTS: 11/01/2019 Received proof PC CD was eDisclosed XXX

1) Missing satisfactory evidence of sufficient assets to support a minimum of six months PITI reserves. (Funds provided from the XXX and the XXX accounts cannot be used as they do not allow hardship withdrawals)///UPDATE 11/5/2019 - scenario required terms and conditions of withdrawal to be acceptable.  Plan Summaries  indicate no withdrawals until after retirement age therefore this cannot be accessed for approximately 20 years.//UPDATE// 12/05/19 VOD and statement on VOD from previous employer state he has 100% access to funds.   ///// UPDATED 12/5- VOD is completed by interested party additional documentation required.Compensating Factors:DTI of XXX%Residual income of $XXX per monthLTV of XXXBorrower is decreasing payment as result of refinanceReserves of $XXX
COMMENTS: XXX granted exception in file
												Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG3	EG1
6/3/2020	XXX	147393	XXX	XXX								Primary Residence	FL	XXX	Purchase	Qualified Mortgage Rebuttable Presumption	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147403	XXX	XXX								Investment Property	WA	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147404	XXX	XXX								Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142687	XXX	XXX								Primary Residence	MD	XXX	Refinance - cash out	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147423	XXX	XXX
1) Missing IRS W2's  transcript for 2018 and 2017. Subject to recalculation of debt and request of additional applicable document(s).//UPDATE// 01/02/20 Received.
COMMENTS: Corresponds with W2's

2) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXXCustodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 12/4/2019 - recevied clear doc custody report

3) Missing full Replacement Cost Estimator to show square footage, and coverage of the subject property along with insurance company name, address, etc.//12/19/2019 UPDATE received full replacement cost with insurance company name, borrowers name and cost estimate with sq. footage.
COMMENTS: 12/18/2019 Received updated insurance policy

4) Missing correct 1003/1008 liabilities to match credit report. (NOTE: Borrower paid off some debt noted on credit report). //12/19/2019 UPDATE received 1008/1003 and Debts still do not match what is on the most recent credit report dated 11/8/2019 borrower paid off debt but still shows up on the 1003 and 1008 is the same one that was in the file at time of underwriting.//UPDATE//01/02/20 Cleared
COMMENTS: 12/19/2019 UPDATE received 1008/1003 and Debts still do not match what is on the most recent credit report dated 11/8/2019 borrower paid off debt but still shows up on the 1003 and 1008 is the same on that was in the file at time of
underwriting.corrected//UPdate//01/02/20  1003/1008 in file

5) The loan contains errors within one or more TRID disclosure. The Seller Paid fees on the Post Consummation Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX.  Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: Seller paid fees on final CD is primary source and acceptable per TRID 3.0.

6) Missing proof of method of delivery for Post Consummation CD in file dated XXX
COMMENTS: 12/18/2019 Received Proof PC CD was eDisclosed on XXX
												Primary Residence	CO	XXX	Purchase	Qualified Mortgage Rebuttable Presumption	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
6/3/2020	XXX	142691	XXX	XXX								Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147424	XXX	XXX								Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147427	XXX	XXX								Investment Property	CA	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147428	XXX	XXX
1) Missing verification of self employment for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency.  VVOE is missing the copy of the CA Secretary of State business search listed.
COMMENTS: Cleared with documentation provided/Sec State
												Primary Residence	CA	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142701	XXX	XXX								Primary Residence	IL	XXX	Refinance - rate and term	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142706	XXX	XXX
1) The following income documentation is missing from the file:  Missing satisfactory proof of receipt of Social Security for XXX  Additionally, need evidence of receipt or dependent (XXX) Social Security payment and proof of 3 years continuance.
COMMENTS: Cleared - income not used for qualificaiton
												Investment Property	FL	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147481	XXX	XXX
1) Missing required documented net tangible benefit to the borrower.
COMMENTS: B2B email received from Lender and uploaded to file.

2) Missing verification IRS balances for: $2018 $XXX and $2017 $XXX have been paid and there is no outstanding debt owed to the IRS.
COMMENTS: 12/27/2019 Received tax transcripts

3) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 12/16/2019 - received clear doc custody

4) Missing satisfactory preliminary title report with proposed insured and loan amount.
COMMENTS: Rcvd supplemental with correct loan amount/lender.
												Investment Property	CA	XXX	Refinance - rate and term	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147487	XXX	XXX
1) This loan failed TRID zero fee tolerance. The loan contains errors within one or more TRID disclosure.  Change of Circumstance form in file dated XXX is inaccurate/incomplete.  Change of Circumstance form does not reflect the addition of Departing Property Appraisal Fee added as reflected on Loan Estimate dated XXX.  All Change of Circumstance forms must detail all additions/increases in fees and decreases in Lender credits.  Need Valid Change of Circumstance form reflecting addition of Departing Appraisal Fee at Rate Lock Extension. Integrated Disclosures Tolerance & Reimbursement Provisions - 12/12/2019 - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $540.00.
COMMENTS: 12/30/2019 Received COC and LE dated XXX not previously in file.  COC reflects addition of Departing Property Appraisal.  Entered into CE and received a Pass result for this test.

2) Missing a current payoff demand and evidence that XXX, has been satisfied with a -0- balance.//UPDATE//01/03/20 Demand provided
COMMENTS: 12/30/2019 Received payoff demand

3) Missing LOE for the following businesses.  There are business licenses in the file for them. XXX., XXX.//UPDATE// 01/03/20 LOE is in file
COMMENTS: 12/30/2019 Received LOE

4) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 12/24/2019 - Document custody cleared by custodian

5) Missing documentation to address the discrepancy between the appraisal square footage of 3359 sq ft and the replacement cost estimator of 3130 sq ft.//UPDATE// 01/03/20 LOE provided
COMMENTS: 12/30/2019 Received LOE

1) //UPDATE:  01/07/2020 Received PC CD dated XXX reflecting lower Title and Recording fees curing 10% tolerance violation, however, MISSING Proof of Method of Delivery to Borrower.//UPDATE:  12/30/2019 Received a COC and LE dated XXX attached to this condition, however, it does not cure the 10% tolerance Violation as Increases occurred at Closing.  Condition remains as is.  Total 10% tolerance Violation amount is $XXXThis loan failed TRID 10% fee tolerance.  Sub-Escrow Fee increased on Closing Disclosure dated XXX without a Valid Change of Circumstance results in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - 12/12/2019 - 1This loan failed the charges that in total cannot increase more than 10% test. (12 CFR 1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faithtolerance according to 1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed thecomparable charges ($XXX) by more than 10%.
COMMENTS: 01/08/2020 Received Screen Shot that Post Consummation CD was eDisclosed to borrower.

1) INELIGIBLE: Loan submitted under the Expanded A+ program which requires 4 years seasoning for a loan modification. Borrower had a loan modification on XXX which does not meet the 4 year seasoning requirement from the application date of XXX.Comp factors:- FicoXXX XXX+ years XXX- $XXXk+ in residual income- $XXXk+ in reserves
COMMENTS:XXX approved exception
												Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
6/3/2020	XXX	147492	XXX	XXX
1) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 01/09/2020 - Document custody cleared by custodian

2) Missing XXX signature and date on the 2019 YTD Profit & Loss Statement for XXX
COMMENTS: Cleared- received signed and dated 2019 YTD P&L for XXX

3) Missing proof the properties at XXX and XXX are currently being offered for rent.
COMMENTS: 01/08/2020 Received LOE

4) Missing evidence the mortgage with XXX for $XXX reporting on the XXX has been paid in full. The mortgage is secured by XXX.
COMMENTS: 01/08/2020 Received property profile
												Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147496	XXX	XXX
1) Missing Verification of Rent for past 24 months for borrower's current residence at XXX.Exception:  Missing stock Certificate and lien search for the property located at XXX, to validate the Borrower owns the property free and clear.Compensating Factors:  UCC-1 and stock certificate indicate Borrower's primary residence is owned free and clear by his spouse who is not on our transaction.  Including maintenance dues in Borrower's qualifying ratios.  Long Term credit rating and no history of delinquency.  Waiving housing history requirement based on overall profile.Transaction Specific:  FICO XXX (min FICO 680); XXX+ years in current position, DTI XXX% (max DTI 35%); $XXXK+ in monthly residual income and $XXXK+ in reserves.
COMMENTS: Client provided an exception approval to waive based on compensating factors.
												Primary Residence	CT	XXX	Purchase	Qualified Mortgage Rebuttable Presumption	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
6/3/2020	XXX	147498	XXX	XXX
1) Loan approval is subject to satisfactory appraisal review.  Subject to further underwriting.  Additional conditions may apply.  Missing required appraisal CDA.// UPDATE 12/10/2019 - Lender provided XXX report (XXX) instead of required XXX report.    Condition not met.
COMMENTS: 12/17/2019 Received XXX

2) Missing evidence of current E & O Insurance for Appraiser.
COMMENTS: 11/19/2019 Received E&O Insurance

3) Missing current mortgage rating within 30 days of closing. XXX, account ending 1138 and XXX, account ending 0001.
COMMENTS: 11/19/2019 Received credit report

4) Missing a current payoff demand and evidence that XXX, account ending in XXX and XXX HELOC, account ending 0001, have been CLOSED and satisfied with a -0- balance.//UPDATE// Demand and closure letter in file. CD shows both loans paid in full
COMMENTS: 11/22/2019 Received demand

5) Missing   Verification of Mortgage on XXX account ending in 0001 evidencing no Home Equity withdrawals over the last most recent 12 months.
COMMENTS: Received statement see condition 108277

6) Missing additional 2 months bank statements to verify additional assets of $XXX for adequate reserves.// UPDATED 12/4: Condition not met.   It appears that bank statement for XXX were supplied to meet condition 8274 no withdrawals on equity line vs reserve requirements.//UPDATE// 12/15/19 Provided additional assets CLEARED
COMMENTS: 12/12/2019 Additional assets were provided

7) Missing evidence that tax amount owed for 2017 and 2018 1040 tax returns have been paid in full.   2017 tax owed was $XXX and the 2018 tax owed was $XXX
COMMENTS: 11/19/2019 Received tax transcripts reflecting they were paid

8) Missing a verbal VOE within 10 business days prior to the Note Date for XXX.
COMMENTS: 11/19/2019 Received VOE

9) Missing the signed and dated 4506-T and tax transcripts or record of account  for 2017 and 2018 1040s.
COMMENTS: 11/19/2019 Received signed 4506T

10) Purchase is subject to clear Document Custody Report from the Custodian.  Seller to provide the following documents to XXX Custodian pursuant to XXXCustodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name: 1) Original Note and any addendums, 2) Note Endorsement/Allonges, 3) a complete, certified true copy of original Security Instrument, with legal description, and any riders, 4) Assignment to Blank and/or Intervening Assignments, if applicable, 5) a copy of the Title Insurance Binder (Title Insurance w/applicable endorsements, or copy of the Title Commitment, or Attorneys Opinion of Title), 6) POA, MI Policy, or CEMA, if applicable.
COMMENTS: 11/25/19 - Received clear custody report

11) This loan failed TRID timing of disclosures.  Missing Written List of Providers with proof issued within 3 business days of application.  Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: 12/03/2019 Received XXX dated 07/29/2019

12) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 11/19/2019 Received proof Appraisal was emailed to borrower 08/13/2019

13) //UPDATE:  11/19/2019 Received proof of delivery of appraisal attached to this condition.  WHAT IS NEEDED is the Appraisal Invoice.Missing appraisal invoice to confirm Appraisal Fee of $XXX as reflected on Final Closing Disclosure datedXXX.
COMMENTS: 12/03/2019 Receivede Appraisal Invoice and confimred the $XXX Appraisal Fee charge.

14) //UPDATE:  11/19/2019 Received Customer ID/Patriot Act Disclosure and W-9, however, STILL MISSING Initial Escrow Account Disclosure Statement.Missing the following Federal and/or State specific disclosures: Customer ID Verification/Patriot Act Disclosure, Initial Escrow Account Disclosure and W9-Payers request for Taxpayer ID.
COMMENTS: 12/03/2019 Received Signed Initial Escrow Account Disclosure Statement.

15) Missing AKA Statement/Name Affidavit.
COMMENTS: 11/19/2019 Received Name and Signature Affidavit.
												Primary Residence	AZ	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
6/3/2020	XXX	147517	XXX	XXX
1) Property values in the subject area are declining per the Appraisal.Compensating Factors:  Market appears to be stabilizing as properties were previously selling above list price.  Marketing time in the area is approximately 3 months based on comparables provided and indicates stability in the market.  Additionally, transaction is 10% below maximum financing and value has been adequately supported.Transaction Specific:  FICOXXX(min FICO 640); LTV XXX% (max LTV 85%), DTI XXX% (max 43%), $XXXK in monthly residual income and $XXXK in reserves.
COMMENTS: Client provided an exception approval to waive based on compensating factors.
												Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG1	EG1	EG1	EG1	EG3	EG2
6/3/2020	XXX	147519	XXX	XXX
1) The loan contains errors within one or more TRID disclosure. Missing Seller's Closing Disclosure/FINAL Settlement Statement to confirm all Seller Paid Fees are reflected on the Post Consummation CD in file dated XXX.  If fees not confirmed, will Need a Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: Seller paid fees on final CD is primary source and acceptable per TRID 3.0.

2) Missing satisfactory evidence that the donor, XXX, XXX had the funds available in his account to gift to the Co-borrower, XXX.  /// UPDATED 12/26- Received gift letter and wire receipt- missing bank statement to validate donors funds came from an acceptable source.
COMMENTS: 01/03/2020 Received Bank Statement and gift letter

3) Missing Explanation letter to Borrower and proof of method of delivery for Post Consummation CD in file dated XXX
COMMENTS: 12/20/2019 Received Borrower letter and Proof of eDisclosure of PC CD dated XXX

4) Missing satisfactory evidence that the donor, XXX had the funds available in his account to gift to the Borrower, XXX.   /// UPDATED 12/26- Received gift letter and wire receipt- missing bank statement to validate donors funds came from an acceptable source.
COMMENTS: Received gift letter and bank statement

5) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXXCustodian pursuant to XXXCustodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 12/20/2019 - received clear doc custody report
												Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
6/3/2020	XXX	142745	XXX	XXX
1) The loan contains errors within one or more TRID disclosure. The loan contains errors within one or more TRID disclosure. The seller-paid fees on the Closing Disclosure dated XXX do not match the seller-paid fees as reflected on the Seller's CD dated XXX. Need Post Consummation Closing Disclosure with explanation letter to borrower along with proof of method of delivery reflecting all seller-paid fees.
COMMENTS: Alternative document in file.
												Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
6/3/2020	XXX	147526	XXX	XXX								Primary Residence	WA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147531	XXX	XXX
1) Missing the following Federal and/or State specific disclosures:  Missing XXX or evidence of brokers license that exempts them from XXX requirement to provide disclosure.
COMMENTS: 12/27/2019 Received proof Broker licensed under XXX

2) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 1/2/2020 - received clear doc custody report

3) Missing lenders XXX report.//UPDATE// 01/02/20 Cleared
COMMENTS: Could not find anything against XXX
												Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
6/3/2020	XXX	147532	XXX	XXX
1) Missing evidence of current E & O Insurance for Appraiser.
COMMENTS: 01/03/2020 Received E&O Insurance

2) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 1/2/2020 - received clear doc custody report

3) Missing Explanation letter to Borrower and proof of method of delivery for Post Consummation CD in file dated XXX
COMMENTS: 01/06/2020 Received Borrower Letter and proof PC CD was eDisclosed on XXX

4) Missing verification of self-employment within 30 calendar days prior to the Note Date.XXX,   XXX at XXX
COMMENTS: 01/03/2020 Received VOE

5) Missing    Signed and Dated Lender's Final Approval Letter.
COMMENTS: 01/09/2020 Received signed and dated approval

6) If the terms of this loan trigger HPML at closing, then an Escrow Impound Account is required by law. If the LTV/CLTV of this loan at closing requires an Escrow Impound Account per XXX Guidelines (see XXX 1st Lien Rate Sheet for LTV/CLTV specifics on when XXX guidelines require an Escrow Impound Account), then an Escrow Impound Account is required. XXX pricing anticipates that each loan will have an Escrow Impound Account. If the parameters of the loan do not require an Escrow Impound Account, and the borrower elects to waive escrows, then the loan is subject to a pricing adjustment (see XXX 1st Lien Rate Sheet). Where permitted, if the borrower elects to waive Escrows, then a standard Escrow Waiver Disclosure must be signed by the borrower and documented in the file. Escrow Impound Account status will be verified on the Final CD received in the post close file.
COMMENTS: Compliance reflects loan is Non-HPML
												Primary Residence	CA	XXX	Refinance - cash out	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
6/3/2020	XXX	142752	XXX	XXX								Investment Property	CT	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147549	XXX	XXX								Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147557	XXX	XXX
1) Missing Verification of Rent for past 24 months for borrower's current residence at XXX and XXX. Any of the following documents are acceptable: institutional VOR; letter and rating from a property management company; copies of canceled checks (front and back); or a credit supplement for a rental rating. Third-party verification or copies of cancelled checks are required for private party verification; max 0x30x24.
COMMENTS: Cleared with documentation provided

1) Loan is ineligible due to the application date of XXX which is prior to the Expanded A guideline date of 08/1/2019 and requires XXX approval to proceed under the Expanded A program.Compensating Factors:  Application date of XXX is prior to 08/01 Seller Guide release date.  Transaction Specific: FICO XXX (min FICO 680), reduction in monthly housing expense, LTV XXX% (max LTV  90%), and $XXXk+ in monthly residual income.
COMMENTS: Client provided an exception approval to waive based on compensating factors.
												Primary Residence	NC	XXX	Purchase	Qualified Mortgage Rebuttable Presumption	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
6/3/2020	XXX	147564	XXX	XXX
1) Missing evidence of current E & O Insurance for XXX.   E and O included with appraisal has expired. //UPDATE// 01/27/20
COMMENTS: Policy Period: (Mo./Day/Yr.) From: XXX TO XXX

2) The Seller Paid fees on the Post Consummation Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX.  Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: Seller paid fees on final CD is primary source and acceptable per TRID 3.0.

3) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXXCustodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 01/23/2020 - Document custody cleared by custodian

4) The loan contains errors within one or more TRID disclosure.  Missing proof of method of delivery for Post Consummation CD in file dated XXX.
COMMENTS: 01/23/2020 Received Disclosure Tracking Details reflecting PC CD was sent via "other" means.

5) Missing evidence Consumer Handbook on Adjustable Rate Mortgages (CHARM) booklet was sent within three business days of the change event 12/06/2019. The CHARM booklet in file was not date-stamped and the ARM disclosure was e-signed 12/16/2019.
COMMENTS: 01/23/2020 Received Disclosure Tracking Details reflecting CHARM Booklet was issued 12/11/2019.

6) Missing documentation to validate the 2017 tax balance of $XXX has been paid.//UPDATE// 01/30/20 Cleared
COMMENTS: Borrower shows refund for 2018 of $XXX

7) Missing documentation to validate the tax rate XXX%(per the 1008) used in calculating the current taxes. //UPDATE// 01/27/20  Tax rate verified. Verified tax rate for area XXX is XXX Cleared
COMMENTS: 2018/2019 TAX RATE FORXXX:
TAXING AGENCIES

XXX
XXX
COUNTY
GENERAL
XXX
XXX

TOTAL YEAR TAX RATE:TAX YEAR RATE

XXX
XXX
XXX
XXX
XXX

XXX
												Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
6/3/2020	XXX	147570	XXX	XXX
1) The loan contains errors within one or more TRID disclosure.  Missing proof of method of delivery for Post Consummation CD in file dated XXX.
COMMENTS: 12/31/2019 Received Disclosure Tracking Details reflecting PC CD was eDisclosed.

2) Missing the following Federal and/or State specific disclosures:  e-Disclosure Consent/e-Sign Form completed prior to earliest signing event for XXX and Borrower Consent to the Use of Tax Return Information.
COMMENTS: 12/31/2019 Received eConsent dated 10/12/2019 and Borrower Consent to Use of Tax Returns.

3) Missing evidence of current E & O Insurance for XXX.//UPDATE// 01/02/20 Provided
COMMENTS: E & O insurnace provided dated XXX To: XXX. Appraisal effective date is 11/21/19

4) Missing verification XXX HELOC XXXXX did not have a cash draw greater than $XXX has not been taken in the last 12 months.//UPDATE///01/02/20 Cleared
COMMENTS: HUD provided shows full draw on purchase money second dated XXX balance the same for payoff

5) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents toXXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 1/2/2020 - received clear doc custody report

6) Missing fully completed condo project questionnaire- page one lenders information is missing.//UPDATE//01/06/20 completed/
COMMENTS: XXX exception in file

1) INELIGIBLE: The loan was submitted under the Jumbo A+ program that only allows Warrantable Condos.  The subject property is a Non Warrantable (2 unit condo project) that is not an eligible condo type.Comp factors:- Fico XX- XX+ months reserves- $XXk+ in residual income
COMMENTS: XXX approved exception
												Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG1	EG3	EG2
6/3/2020	XXX	147579	XXX	XXX								Primary Residence	MA	XXX	Refinance - cash out	Qualified Mortgage Rebuttable Presumption	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142776	XXX	XXX
1) Missing evidence of current E & O Insurance for both appraisers: XXX and XXX//UPDATE// 01/03/20 Associate XXX and XXX to XXX which is Insured that was provided for this conditionComp factors:- $XXXMM+ in reserves- $XXXk+ in residual income
COMMENTS: Cleared with E&O

2) The loan contains errors within one or more TRID disclosure.  Missing Explanation letter to Borrower for Post Consummation CD in file dated XXX
COMMENTS: 12/30/2019 Received explanation letter to borrower dated 12/09/2019

3) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 12/20/2019 - received clear doc custody report

1) Missing documentation to validate the borrowers ownership in the following entities per the data verify report:- XXX, LLC- XXX- XXX Subject to review.Comp factors:- $XXXMM+ in reserves- $XXXk+ in residual income
COMMENTS: XXX approved exception
												Primary Residence	MO	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG1	EG3	EG1
6/3/2020	XXX	142781	XXX	XXX
1) Missing LOE for other mailing address listed on credit report:  XXX//UPDATE//01/02/20 LOE provided
COMMENTS: 12/27/2019 Received LOE

2) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 01/03/2020 Received proof borrower received copy of Appraisal

3) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 1/2/2020 - received clear doc custody report
												Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
6/3/2020	XXX	142785	XXX	XXX								Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142787	XXX	XXX
1) This loan failed TRID zero fee tolerance.  Appraisal Fee increased on Loan Estimate dated XXX without a Valid Change of Circumstance resulting in the below TRID tolerance violation.
COMMENTS: 01/13/2020 Received Valid COC dated 12/06/2019.  Entered into CE and received a Pass result for Tolerance Testing.

2) This loan failed TRID timing of disclosures.  Missing Initial Closing Disclosure (CD) issued to consumer at least 3 days prior to consummation with proof of consumer's receipt.  Closing Disclosure in file is dated XXX and consummation was 1XXX.  Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: 01/13/2020 Received Initial CD dated XXX.

3) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXXCustodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 01/13/2020 - Document custody cleared by custodian

4) The loan contains errors within one or more TRID disclosure: The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX.  Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: Seller paid fees on final CD is primary source and acceptable per TRID 3.0.
												Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
6/3/2020	XXX	147592	XXX	XXX			1) Missing cancelled checks for XXX 2nd lien for XXX. Max 0x30x12; 0x60x24. COMMENTS: Cleared with documentation in file					Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147593	XXX	XXX
1) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Funding Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: Clear 1/20/20
 - Document custody cleared by custodian

2) Missing evidence of December 2019 mortgage payment for XXX XXX. Per credit report, next due date is XXXand NOTE signed on XXX (more than 30 days).
COMMENTS: 01/16/2020 Received mortgage statement
												Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142790	XXX	XXX
1) The Deed of Trust is missing the legal description attached as Exhibit A.  The Deed of Trust in file reflects "SEE LEGAL DESCRIPTION ATTACHED HERETO AND MADE A PART HEREOF AS "EXHIBIT A"" on page 2, however, Legal Description is not attached.  Need full copy of Deed of Trust inclusive of Legal Description and Rider.
COMMENTS: 01/21/2020 Received copy of Recorded Deed of Trust inclusive of Legal Description and Rider.

2) Missing evidence of current E & O Insurance for Appraiser.//UPDATE// 01/24/20 Cleared
COMMENTS: . Policy Period: From:XXX To: XXX

3) Loan approval is subject to satisfactory appraisal review.  Subject to further underwriting.  Additional conditions may apply.
COMMENTS: Condition Cleared:  A fully executed copy of a full appraisal has been provided and reviewed.

4) Missing LOE for other mailing address listed on credit report:  XXX
COMMENTS: 01/21/2020 Loan application reflects this listed as previous residence for 2 years 6 months

5) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 01/24/2020 - Document custody cleared by custodian
												Investment Property	ID	XXX	Purchase	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
6/3/2020	XXX	142804	XXX	XXX								Second Home	CA	XXX	Purchase	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142810	XXX	XXX
1) Loan approval is subject to satisfactory appraisal review.  Subject to further underwriting.  Additional conditions may apply.Missing required appraisal XXX from XXX
COMMENTS: XXX  received.

2) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).  Condition added upon post closing review.
COMMENTS: 01/07/2020 Received email reflecting Appraisal emailed to borrower 12/11/2019

3) Missing     Documentation or Explanation regarding the borrower's ownership in the following entities:     XXX.   XXX.   Subject to review and other documentation requests is possible.
COMMENTS: LOE received/in file.

4) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Funding Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 1/2/2020 - received clear doc custody report

5) Missing 10/31/19 asset statement for XXX 401K account for XXX. Two months consecutive complete statements are required.
COMMENTS: 9/2019, 10/2019 and 11/2019 in file.

6) Missing 30 days YTD paystub verifying a monthly base income of $XXX forXXX employment with XXX. The VOE was completed on the day the borrower began employment. Loan is subject to recalculation of the DTI ratio.  /// UPDATED 1/9- received paystub but it is not legible- missing legible paystub from current employer XXX. UPDATED 2/5/2020: Received one paystub from 12/1/2019 - 12/14/2019 (pay date 12/19/2019); however it has no company name information or any identifying information to connect the paystub to XXX. In addition, it does not cover 30 days.//UPDATE// 02/20/20 Missing paystub or updated VOE reflecting income (Per AUS)
COMMENTS: 2/21/20 Income dcos (paystub without employer info and VOE) discussed on the escalation call. XXX is ok with paystub as it supports an annual income of $XXX. SLI and DU requires VOE or paystub with 1 year W2. Loan meets DU income requirements.

7) Missing XXX's signature on the letter of explanation regarding current work transition.
COMMENTS: Signed LOE in file.
												Primary Residence	GA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
6/3/2020	XXX	147654	XXX	XXX								Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147655	XXX	XXX
1) Missing required insurance policy for 100% of the insurable value of the improvements,  guaranteed replacement or the total of the actual unpaid balances of the first and all subordinate liens.
COMMENTS: 1/9/20 Sufficient coverage provided.

2) Loan approval is subject to satisfactory appraisal review.  Subject to further underwriting.  Additional conditions may apply.Missing required appraisal XXX.
COMMENTS: XXX received; condition cleared.

3) Missing paystubs for the most recent 30 day period showing YTD earnings to support income of $XXX
COMMENTS: Pay statements received dated 11/29 and 11/15.

4) Missing Explanation letter to Borrower and proof of method of delivery for Post Consummation CD in file dated XXX.
COMMENTS: 01/10/2020 Received Borrower Letter and Proof of Method of Delivery for PC CD dated XXX

5) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 01/07/2020 - Document custody cleared by custodian
												Primary Residence	AZ	XXX	Refinance - cash out	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
6/3/2020	XXX	147661	XXX	XXX								Primary Residence	MD	XXX	Purchase	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147663	XXX	XXX
1) The loan contains errors within one or more TRID disclosure. The Seller's Closing costs of $XXX on the seller's CD dated XXX do not match the Seller's Closing costs of $XXX on the final CD dated XXX. Need PCCD with correction, LOE and proof of delivery to borrower.
COMMENTS: Seller's CD confirmed amount of fees.
												Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
6/3/2020	XXX	147664	XXX	XXX
1) The borrower modified the HELOC with XXX on 1/19/2016. The loan application date ofXXX is less than 4 years from the modification date that the Jumbo A+ program requires.  Borrower modified the HELOC with XXX increasing the line limit.Compensating Factors:  1) Seasoning requirements will be met at time of closing/note date. Allowing exception in lieu of new application being submitted. Good credit history post credit event. Good reserve position. Low DTI. 2) No other terms of the loan were adjusted and borrower has paid as agreed based on increased loan limit. Transaction Specific: FICOXXX(min FICO 640), XXX+ years XXX, DTI XXX% (max DTI 43%), $XXX in monthly residual income, and $XXXMM in reserves.
COMMENTS: Exeption received and condition waived.

The borrower modified the HELOC with XXX on 1/19/2016. The loan application date of XXX is less than 4 years from the modification date that the Jumbo A+ program requires.  Borrower modified the HELOC with XXX increasing the line limit.

Compensating Factors:

1) Seasoning requirements will be met at time of closing/note date. Allowing exception in lieu of new application being submitted. Good credit history post credit event. Good reserve position. Low DTI.
2) No other terms of the loan were adjusted and borrower has paid as agreed based on increased loan limit.

Transaction Specific: FICO XXX (min FICO 640), XXX+ years self-employed, DTI XXX% (max DTI 43%), $XXX in monthly residual income, and $XXXMM in reserves.
												Investment Property	CA	XXX	Refinance - rate and term	Not covered / exempt	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
6/3/2020	XXX	142826	XXX	XXX
1) The loan contains errors within one or more TRID disclosure.  The Seller Paid fees on the Closing Disclosure in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX.  Need Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: Seller paid fees on final CD is primary source and acceptable per TRID 3.0.

2) //UPDATE:  01/17/2020 Received a copy of the HOI bill attached to this condition.  WHAT IS NEEDED is Explanation letter to Borrower and proof of method of delivery for Post Consummation CD in file dated XXX.The loan contains errors within one or more TRID disclosure.  Missing Explanation letter to Borrower and proof of method of delivery for Post Consummation CD in file dated XXX.
COMMENTS: 01/23/2020 Waiving condition based on PC CD in file dated XXX reflects no changes from CD signed at Closing dated XXX.

3) Missing evidence of transfer of funds in the amount of $XXX to the borrower's XXX checking, account ending x0092 that was used to pay the earnest money deposit on 11/24/2019.//UPDATE// 01/21/20 Verification in file.
COMMENTS: 11/25/2019 Online Banking transfer from XXX Confirmation# XXX
C 30,000.00

4) Missing a verbal VOE within 10 business days prior to the Note Date for co-borrower, XXX as actively employed as an XXX with XXX.//UPDATE// 01/21/20 VOE received dated 12/30/19
COMMENTS: XXX
Employee Name: Employee Title: Employee signature: Date: Notes:
12/30/2019

5) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: cleared 1/17/20 - Document custody cleared by custodian

6) Missing source of Earnest Money Deposit in the amount of $XXX and evidence of transfer to the closing agent.//UPDATE// 01/21/20  Cleared
COMMENTS: 11/25/2019 Online Banking transfer to CHK 0092 Confirmation# XXX
C -30,000.00

7) Missing purchase contract. //UPDATE// 01/27/20
COMMENTS: Purchase contract rcvd and in file.
												Primary Residence	WA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
6/3/2020	XXX	147683	XXX	XXX
1) Missing evidence of current E & O Insurance for Appraiser.//UPDATE// 01/20/20 cleared
COMMENTS: E & O provided valid XX to XXX
2) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: cleared 1/16/20 - Document custody cleared by custodian

3) Missing satisfactory, signed and dated, letter of explanation regarding the relationship between the borrowers and their  real estate agent, XXX. The agent credited the borrowers $XXX.//UPDATE//01/20/20 LOE provided
COMMENTS: LOE provided and condition cleared 1/20/2020.

4) Missing copy of the lenders XXX report.//UPDATE// 01/20/20 Received/
COMMENTS: XXXreport received 1/20/2020.
												Investment Property	TX	XXX	Purchase	Not covered / exempt	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
6/3/2020	XXX	147686	XXX	XXX								Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147707	XXX	XXX
1) Missing    Signed and Dated Seller's Final Loan Approval.
COMMENTS: Rcvd signed/dated seller approval; dated 12/20/2019.

2) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 01/10/2020 - Document custody cleared by custodian
												Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147716	XXX	XXX
1) XXX does not consider negative per diem interest as a credit against the total finance charge.   Please provide a PCCD with letter of explanation and proof of method of delivery to the borrower that discloses the prepaid interest amount in line F03 as $0.00 and use an offsetting lender credit in section H with a description of applicability to underdisclosed finance charges to properly apply the credit and accurately disclose the credit to finance charges. Federal TILAThis loan failed the TILA finance charge test.(12 CFR 1026.18(d)(1), transferred from 12 CFR 226.18(d)(1))The finance charge is $1,293,247.00. The disclosed finance charge of $1,292,639.35 is not considered accurate because it is understated by more than $100.00.  Total Under Disclosed Amount -$XXX.
COMMENTS: 01/21/2020 XXX allows for credit interest to be calculated out of Finance Charges.

1) Missing evidence EMD check #XXX for $XXX cleared borrower's account
COMMENTS: 01/21/2020 Bank statement reflect ck XXX cleared 11/21/2019 page 147 of the upload

2) Missing LOE from borrower what is "company loan - deduction" of $XXX per pay period on borrower's paystub.  Verify terms of loan.  Subject to debt recalculation//UPDATE// 02/07/20 Missing verification of proof loan from employer was paid in full and the source of the funds used to pay the loan in full.//UPDATE// 03/09/20 Documents provided for payoff and funds used to pay off loan
COMMENTS: Documents provided for payoff and funds used to pay off loan.

3) Missing signed/dated LOE for borrower's assets//UPDATE// 01/27/20 LOE in file
COMMENTS: LOE received/in file.

4) //UPDATE:  02/11/2020 Received the same Warranty Deed from Seller to Buyer that is MISSING THE LEGAL DESCRIPTION.  The Warranty Deed reflects "See Exhibit A attached hereto and made a part hereof.", however, Exhibit A is not attached.//UPDATE:  01/23/2020 Received a different Special Warranty Deed attached to this condition that reflects borrower deeding to borrower and spouse, however, the Warranty Deed reflected in this condition was from Seller to Borrower as A Married Man as his sole and separate property.  STILL NEED copy of Warranty Deed inclusive of Legal Description.Warranty Deed in file is missing the Legal Description to ensure accurate property was conveyed.  Need full copy of Warrant Deed inclusive of Legal Description.
COMMENTS: 02/18/2020 Re-review of upload revealed affidavit and legal description attached to Warrant Deed was separated in Indexing.  Warranty Deed was inclusive of matching Legal Description.

5) Missing Grant/Quitclaim Deed from Spouse of Borrower reflecting interest to borrower as their Sole and Separate Property.
COMMENTS: 01/23/2020 Received Disclaimer Deed from Spouse to borrower as sole and separate.

6) //UPDATE:  01/23/2020 Received a Signed explanation that does not contain an accurate explanation for the CD in file missing key data elements.  The CD is NOT DATED and reflects a Closing Date only.  The CD in question would NOT be the "consummation" CD as it is Missing Key Data.  Need accurate Lender's Signed Explanation as to who issued the CD, why it was issued, and specifically that it was NOT provided to the Borrower.The loan contains errors within one or more TRID disclosure.  Missing Lender's Signed Explanation Letter for Closing Disclosure in file reflecting a Closing Date of XXX and Missing Key Data Elements, however, not marked as "PRELIMINARY" or "DRAFT".
COMMENTS: 02/11/2020 Received a Signed Attestation that CD was issued by Escrow and not provided to borrower.

7) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents toXXXCustodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: Clear 1/20/20
 - Document custody cleared by custodian
												Primary Residence	AZ	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
6/3/2020	XXX	147721	XXX	XXX
1) Missing current mortgage rating within 30 days of closing.  XXX, Account #XXXX, missing rating for XXX - XXX, max 0x30x24.  Property reflected on Borrowers personal 1040's - Schedule E.
COMMENTS: Cleared with documentation in file
												Primary Residence	IL	XXX	Refinance - cash out	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142858	XXX	XXX
1) Missing evidence of current E & O Insurance for Appraiser.
COMMENTS: E&O received.

2) Missing Lender to provide documentation to support their property tax calculation. The tax bill in the file does not match the lender's calculation listed on the 1008. Loan subject to recalculation.
COMMENTS: Tax record docs received and in file.
												Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
6/3/2020	XXX	147722	XXX	XXX
1) The loan contains errors within one or more TRID disclosure. The Seller's Closing costs of $XXX on the HUD-1 Settlement Statement dated XXX do not match the Seller's Closing costs of  $XXX on the final CD dated XXX. Need PCCD with correction, LOE and proof of delivery to borrower.
COMMENTS: Seller Credit on final Settlement Statement taken into account to offset Seller-Paid fees on final CD.

1) Missing updated XXX Retirement Account Statement.  Document on file dated 09/30/2019 and expired 12/29/2019.Compensating Factors:  Account is greather than 90 days but less than 120 days from Note Date.  Assets expire 12/29/2019 (90 days) and loan closed XXX\.Transaction Specific:  FICO XXX(min FICO 600), Limited credit user (1 active account); LTV XXX% (max LTV 90%); XXX+ years in current position, DTI XXX% (max DTI 43%); and XXX+ months reserves.
COMMENTS: Exception granted/documented in file.
												Primary Residence	NV	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
6/3/2020	XXX	142861	XXX	XXX								Primary Residence	GA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142862	XXX	XXX								Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147741	XXX	XXX								Primary Residence	CA	XXX	Refinance - cash out	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147745	XXX	XXX			1) Missing a verbal VOE within 10 business days prior to the Note Date for Borrower and Co-Borrower. COMMENTS: Cleared with documenation provided/VVOE
1) The XXX reports indicates the subject is located in a declining area.  XXX guidelines state loans with an LTV greater than 80% (subject LTV 95%) are not allowed in declining areas.COMPENSATING FACTORS:XXX indicates market data was used from the entire county versus the subject's immediate market area. The appraisal/appraiser indicates the subject's immediate market area as being stable and values are supported. Transaction Specific: FICO XXX (min FICO 680), $XXXk+ in monthly residual income, and XXX months reserves.
COMMENTS: Eception granted; exception documented in file.
												Primary Residence	KY	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
6/3/2020	XXX	147747	XXX	XXX
1) The loan amount of $XXX exceeds the maximum loan amount of $2,000,000 for FICO scores below 720 for Expanded A+ per XXX Guidelines.Compensating Factors:Exception granted for FICO score of XXX below the required FICO score of 720.  Compensating Factors:  Low LTV of XXX% with a max per guidelines of 85%.  High mid-FICO score of XXX.  Borrower has been employed with the same company for 20 years (job stability).  Liquid assets of $XXX which equate to over 24 months reserves.  Low DTI of XXX% with a max per guidelines of 43%.  Residual income of $XXX
COMMENTS: Exception granted; exception is documented in the file.
												Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
6/3/2020	XXX	147755	XXX	XXX								Investment Property	NY	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147756	XXX	XXX								Investment Property	PA	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142878	XXX	XXX								Investment Property	WI	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147764	XXX	XXX
1) Missing preliminary title report with XXX as Proposed Lender and correct loan amount.
COMMENTS: Title recieved.

2) Missing updated hazard/homeowners insurance policy with coverage greater than or equal to $XXX.  Current policy is insufficient due to coverage is $XXX.  Debt-to-income ratio subject to recalculation.//UPDATE// 02/05/20 /Per insurance co if policy contains Option ID, which policy does, it covers 100% of estimated replacement cost on the home
COMMENTS: See root doc page 607

3) Missing validation that the subject's water heater has been double strapped.  The Subject Water Heater photo does not appear to show double strapping.//UPDATE// 02/05/20 Appraisal shows under additional features Water heater is double strapped
COMMENTS: 02/05/20 Appraisal shows under additional features Water heater is double strapped.

4) Missing complete copy of recorded Divorce Decree or Marital Separation agreement for Borrower, Subject to review.//UPDATE// 02/05/20 Missing final divorce decree to verify any additional obligations or debt  Per LOE,  regarding Name Variations: XXX - Married name from previous marriage -
COMMENTS: 02/05/2020 ok to clear per XXX - If there is no alimony reflected on the tax returns and the borrower has indicated on the declarations of the 1003 no alimony/child support/maintenance – we’re good.

5) Missing validation that 2017 IRS taxes owed in the amount of $XXX have been paid.
COMMENTS: IRS record of account received showing zero balance.

6) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXXCustodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: clear 1/31/20 - Document custody cleared by custodian

7) ADDED**02/04/2020: Missing evidence of equity in the departure residence, must be documented with an Exterior-Only Inspection Residential Appraisal Report (XXX Form 2055). The Departure residence must have a minimum of 20% equity after deduction of outstanding liens. (NOTE: If the equity position is less than 20%, the full payment must be included in the borrower's qualifying DTI.//UPDATE// 02/05/20 Departing residence appraisal is for $XXX/ Owed to XXX is $XXX. Equity is 44%
COMMENTS: //UPDATE// 02/05/20 Departing residence appraisal is for $XXX/ Owed to XXX is $XXX. Equity is 44%

1) The loan contains errors within one or more TRID disclosure.  Post Consummation Closing Disclosure dated XXX reflects an Appraisal Fee charge to borrower in the amount of $XXX, however, Appraisal Invoice in file reflects an Appraisal Fee of $XXX.  Need Post Consummation Closing Disclosure reflecting $XXX reimbursement to borrower with copy of Reimbursement check, explanation letter to borrower and proof of method of delivery of all to borrower.
COMMENTS: 02/11/2020 Received copy of $XXX reimbursement to borrower with proof of method of delivery.
												Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG3	EG1
6/3/2020	XXX	147768	XXX	XXX
1) The loan contains errors within one or more TRID disclosure. The Seller paid fees of $XXX on the seller's CD dated XXX do not match the Seller paid fees of $XXX  on the PCCD dated XXX. Need PCCD with correction, LOE and proof of delivery to borrower.
COMMENTS: Seller paid fees on final CD is primary source and acceptable per TRID 3.0.
												Primary Residence	WA	XXX	Purchase	Qualified Mortgage Rebuttable Presumption	EG2	EG1	EG1	EG1	EG2	EG1	EG1	EG1
6/3/2020	XXX	147773	XXX	XXX								Primary Residence	SC	XXX	Refinance - cash out	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147779	XXX	XXX
1) The loan contains errors within one or more TRID disclosure. The Seller paid fees of $XXX on the PCCD dated XXX do not match the seller paid fees of $XXX on the seller's CD dated XXX. Need PCCD with correction, LOE and proof of delivery to borrower.
COMMENTS: Seller paid fees on final CD is primary source and acceptable per TRID 3.0.
												Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG2	EG1	EG1	EG1	EG2	EG1	EG1	EG1
6/3/2020	XXX	147792	XXX	XXX
1) The borrower is a professional athlete whose five year contract ends on XXX.   Missing a detailed, signed and dated, 2019 YTD Profit and Loss Statement for XXX  Missing verification of self-employment for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency for XXX.Compensating Factors:Borrower is in the final year of his XXX contract. Assumption is made that borrower will receive a new contract when the new season starts. Borrower has sufficient assets to pay off all outstanding debts if necessary. Transaction is below maximum financing.  Business is secondary employment and has no impact on qualifying. Borrower has a low DTI and significant residual income. Transaction Specific: FICO XXX (min FICO 600), LTV XXX% (max LTV 85%), DTI XXX% (max DTI 43%), $XXXk+ in monthly residual income, and $XXXMM+ in reserves.
COMMENTS: Exception grated; exception documented in the file.

2) The subject property is zoned ASC-1 Agricultural SF Conventional 1 Unit per Acre. Compensating Factors:Subject property is located north of XXX and not considered agricultural in use. Zoning is in place to allow for larger lot sizes. Property is considered suburban and residential. Transaction Specific: FICO XXX (min FICO 600), LTV XXX% (max LTV 85%), DTI XX% (max DTI 43%), $XXXk+ in monthly residual income, and $XXXMM+ in reserves.
COMMENTS: Exception granted; exception documented in file.
												Primary Residence	FL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
6/3/2020	XXX	147800	XXX	XXX
1) Missing evidence of current E & O Insurance for Appraiser.      XXX
COMMENTS: E&O provided.

2) The loan contains errors within one or more TRID disclosure.  Missing proof of method of delivery for Post Consummation CD in file dated XXX
COMMENTS: 03/02/2020 Received Disclosure Tracking Details reflecting PC CD dated XXX was eDisclosed to borrower.

3) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: clear 2/26/20 - Document custody cleared by custodian

4) Missing verification of self-employment within 30 calendar days prior to the Note Date for XXX,  XXX //UPDATE// 03/03/20 Cleared
COMMENTS: Not using income P & L and Balance sheet were provided

5) Missing   Signed and Dated Lender's final loan approval or signed and dated final 1008.
COMMENTS: Rcvd signed/dated lender approval.

6) Missing third party verification that there is no child support obligation.  //UPDATE 03/03/2020 Received the same dissolution documents.  Escalated for further review
COMMENTS: 03/04/2020 discussed with XXX and they are ok to clear

7) Missing    Demand for the 2017 IRS remaining tax bill of $XXX and proof that the IRS has a $0 balance.  Payoff provided was for a payoff target date of 11/25/2019.
COMMENTS: Payoff demand was received.

8) Missing:  Demand for the 2018 IRS remaining tax bill of $XXX and proof that the IRS has a $0 balance.   Payoff provided was for a payoff target date of 11/25/2019.
COMMENTS: Payoff demand/documentation was received.

1) This loan failed TRID zero fee tolerance.  On the Post Consummation Closing Disclosure in file dated XXX "Title - Processing Fee-Other" was added in Section "B" reflecting Non-Shoppable, resulting in the below TRID Tolerance Violation. Integrated Disclosures Tolerance & Reimbursement Provisions - 02/20/2020 - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.
COMMENTS: 03/05/2020 Received PC CD dated XXX with copy of reimbursement check to borrower.  Entered into CE and received a Pass result for reimbursement testing.

1) INELIGIBLE: The subject is a two unit condo and thus has 50% ownership by each owner.  XXX non-warrantable condo guidelines require projects in which a single entity (individual, investor group, partnership, or corporation) other than the developer to not own more than 20% of the units.Comp factors:- Fico XXX- $XXXk+ in residual income- XXX+ years job tenure
COMMENTS: XXX approved exception
												Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG2	EG3	EG1	EG3	EG2	EG3	EG2
6/3/2020	XXX	147804	XXX	XXX								Investment Property	CA	XXX	Refinance - rate and term	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142891	XXX	XXX
1) Missing evidence that XXX HELOC, account ending XX0088, has been CLOSED and satisfied with a -0- balance. Demand in file requires signatures to close HELOC. Secondary financing not approved.
COMMENTS: Cleared with credit supp
												Primary Residence	WI	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142895	XXX	XXX
1) The loan contains errors within one or more TRID disclosure. The seller-paid fees in the amount of $XXX on the seller's CD Dated XXX do not match the seller-paid fees in the amount of $XXX on the final CD dated XXX. Need PCCD with correction, LOE and proof of delivery to borrower.
COMMENTS: Seller paid fees on final CD is primary source and acceptable per TRID 3.0.
												Primary Residence	HI	XXX	Purchase	Non-Qualified Mortgage	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
6/3/2020	XXX	147823	XXX	XXX
1) //UPDATE:  02/12/2020 Received Letter of Attestation for incomplete CD, however, it is not signed.  All Attestations MUST BE SIGNED.Missing signed Lender's explanation for incomplete Closing Disclosure in file missing pages and/or key data elements, however, it is not marked as "Draft" or "Preliminary".
COMMENTS: 02/19/2020 Received Signed Lender Attestation that CD was issued by Escrow.

2) The loan contains errors within one or more TRID disclosure.  Missing Explanation letter to Borrower and proof of method of delivery for Post Consummation CD in file dated XXX.
COMMENTS: 02/12/2020 Received borrower letter and proof of eDisclosure for PC CD dated XXX

3) The loan contains errors within one or more TRID disclosure.  Missing Seller's Closing Disclosure /Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Post Consummation CD in file dated XXX.  If fees not confirmed, will Need a Post Consummation Closing Disclosure (CD) with letter to borrower and proof of method of delivery reflecting all Seller paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: 02/12/2020 Received XXX and confirmed all Seller Paid Fees on Borrower PC CD.

4) Missing evidence that commission income used in qualifying will continue the next three years. Borrowers LOE provided in file stated that the reason for the decline in income was because of his promotion from sales rep. to manager. Subject to recalculation of debt to income ratio.//2/13/2020 UDPATE received email stating that the borrowers promotion was in 2018 as borrowers LOE states in file as well. The email also stated that job change was a year ago and to this date the borrower still earning commission. However, there is a big drop of commission in 2018 he earned $XXX vs. $XXX in 2018. Missing clarification as to what date the borrower received his promotion to justify the continuance of commission pay.//UPDATE// 02/21/20 LOE explains the decrease in commission.
COMMENTS: 02/21/20 Used conservative approach on income Uesed 2019 only (Lower than 2018)

5) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: clear 2/13/20 - Document custody cleared by custodian
												Primary Residence	CA	XXX	Purchase	Qualified Mortgage Rebuttable Presumption	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
6/3/2020	XXX	142905	XXX	XXX								Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147831	XXX	XXX
1) Missing   Updated Preliminary title report or Final Title Report.    Insured Loan amount of $XXX and insured lender of XXX.
COMMENTS: 03/03/2020 Received title report

2) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: clear 2/25/20 - Document custody cleared by custodian

3) Missing   Letter of explanation regarding the possible ownership/involvement in the business entity per the XXX.   XXX
COMMENTS: 03/03/2020 Received LOE

4) Missing   Demand statement from the XXX to verify amount of $XXX is paid in full and now has a $0 balance.
COMMENTS: 02/26/2020 Demand on page 590 of upload.  The CD reflect this was paid
												Primary Residence	CA	XXX	Refinance - cash out	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147832	XXX	XXX
1) The loan contains errors within one or more TRID disclosure.  Missing explanation letter to borrower and proof of method of delivery for Post Consummation CD in file dated XXX.
COMMENTS: 02/07/2020 Received borrower letter and proof of eDisclosure of PC CD dated XXX

2) Missing the following required Federal and/or State Disclosures:  XXX or evidence of broker's license that exempts them from XXX requirement to provide disclosure.
COMMENTS: 02/07/2020 Received XXX supplemental disclosure esigned by borrowers reflecting Broker licensed under XXX

3) Missing clear LDP/GSA for all parties.//UPDATE//02/10/20 Received report with both borrowers.
COMMENTS: Received reports for both borrowers

4) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: clear 2/10/20 - Document custody cleared by custodian

5) Missing the Seller's XXX report. Loan is subject to re-evaluation. //UPDATE// 02/10/20 Received Fraud shield with both borrowers
COMMENTS: Received XXX for both borrowers

6) Missing credit repo rt or credit supplement that reflects credit inquiries with XXX on 11/4/2019 and 12/4/2019 per the LOE in the file. Loan is subject to re-evaluation.//UPDATE// 02/10/20 received credit supplement showing Inquiries From Universal Credit
COMMENTS: Received credit supplement
												Primary Residence	CA	XXX	Refinance - cash out	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
6/3/2020	XXX	142910	XXX	XXX
1) Missing evidence of hazard/homeowners insurance policy with Loan Depot listed as loss payee with one year's paid receipt. Hazard insurance company must have an acceptable risk rating. Coverage must be greater than or equal to $XXX. Debt-to-income ratio subject to recalculation.//UPDATE// 02/14/20 Received insurance policy  coverage is sufficient to cover first and concurrent second mortgages. Premium for one year was paid, see final CD.
COMMENTS: //UPDATE// 02/14/20 Received insurance policy  coverage is sufficient to cover first and concurrent second mortgages. Premium for one year was paid, see final CD.

2) Missing evidence that the Consumer Handbook on Adjustable Rate Mortgages (CHARM) booklet was provided within three business days of application date.
COMMENTS: 02/13/2020 Received a Multi-Disclosure document dated XXX that references the CHARM Booklet.

3) Missing note and CD for the $XXXpurchase 2nd showing the payment terms.  Loan subject to recalculation.
COMMENTS: Received HELOC agreement

4) Missing a verbal VOE within 10 business days prior to the Note Date for XX from XXX
COMMENTS: Received VOE

5) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXXCustodian File Requirements and must referenceXXXLoan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: clear 2/5/20 - Document custody cleared by custodian
									1) Missing verification that the $XXX taxes due for the 2017 1040s have been paid.Comp factors:- FicoXXX- $XXXk+ in reserves- $XXXk+ in residual income COMMENTS: XXX approved exception			Primary Residence	NY	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
6/3/2020	XXX	142913	XXX	XXX								Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147847	XXX	XXX								Investment Property	TX	XXX	Purchase		EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147848	XXX	XXX								Investment Property	PA	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147850	XXX	XXX
1) Missing Appraiser's E&O Insurance//UPDATE// 02/10/20 Received E & O dates XXX thru XXX
COMMENTS: Received E&O insurance

2) Missing source of Earnest Money Deposit in the amount of $XXX and evidence of transfer to the closing agent. The source of funds to be seasoned for 60 days.//UPDATE//02/10/20 Verified/ borrower has more than 8 million dollars in assets
COMMENTS: Received wire transfer agreement

3) The following income documentation is missing from the file:  Section 14 of the written VOE to validate continuance of Bonus income has not been completed. Subject to review.//UPDATE// 02/10/20 Received corrected VOE reflecting continuance of bonus
COMMENTS: //UPDATE// 02/10/20 Received corrected VOE reflecting continuance of bonus

4) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: clear 1/29/20 - Document custody cleared by custodian

5) Missing evidence the borrower received a $XXX bonus for 2019. The VOE in the file reflects the bonus, but employer cited the bonus was to be paid at next pay cycle. The XXX Checking account XXX does not reflect the borrower received the bonus at the next pay cycle. Loan is subject to the recalculation of the DTI ratio.//UPDATE// 02/10/20 Received pay stub verifying receipt of the Bonus income paid 11/29/19
COMMENTS: //UPDATE// 02/10/20 Received pay stub verifiying receipt of the Bonus income paid 11/29/19

6) Missing final Closing Disclosure for the sale of the borrowers' departing residence located at XXX reflecting net sale proceeds of $XXX/UPDATE//02/10/20 Received closing statement-net proceeds $XXX. DD corrected and assets are adequate for down payment and reserves
COMMENTS: //UPDATE//02/10/20 Received closing statement-net proceeds $XXX. DD corrected and assets are adequate for down payment and reserves

7) Minimum reserve requirement subject to recalculation upon receipt of final Closing Disclosure.
COMMENTS: Reserves were verified as sufficient
												Primary Residence	NJ	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
6/3/2020	XXX	147867	XXX	XXX								Investment Property	MI	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147873	XXX	XXX								Primary Residence	CA	XXX	Refinance - cash out	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147877	XXX	XXX								Investment Property	IL	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142920	XXX	XXX
1) Missing the following required Federal and/or State Disclosures: XXX.
COMMENTS: 03/03/2020 Received Mortgage Loan Origination Agreement reflecting Broker Services and Compensation.

2) The loan contains errors within one or more TRID disclosure.  Missing Lender's Signed Explanation for Closing Disclosures in file datedXXX Missing Key Data Elements, however, Not Marked as "PRELIMINARY" or "DRAFT".
COMMENTS: 02/27/2020 Recevied Lender's Signed Attestation that CD was issued by escrow and not disclosed to the borrower.

3) Missing a current payoff demand statement from XXX, account ending XXX. //update// 03/02/20 PAYOFF IN FILE
COMMENTS: Received payoff demand

4) Missing mortgage statement for XXX verifying payment of $XXX includes taxes/hazard/etc. escrows.//UPDATE// 02/26/20 Account is impounded
COMMENTS: New purchase primary residence  CD shows PI $XXX impounts tx/ins $XXX

5) Missing copy of final CD for sale of home located at XXX evidencing cash to borrower of $XXX and source of large deposit made to XXX XXX on 12/18/2019.//UPDATE// Using XXX showing property was sold and not owned by borrower. Backed out the proceeds from that sale from assets.
COMMENTS: UsingXXX showing property was sold and not owned by the borrower

6) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXXCustodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: clear 2/28/20 - Document custody cleared by custodian
												Investment Property	LA	XXX	Refinance - cash out	Not covered / exempt	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
6/3/2020	XXX	142929	XXX	XXX
1) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s).  Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: 02/25/2020  Condition downgraded as a non-material exception. Under the advisement of our outside counsel, §1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.

1) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation.  ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 03/03/2020 Received Proof Appraisal was emailed to borrower 01/31/2020

2) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXXCustodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: clear 3/4/20 - Document custody cleared by custodian

3) Missing LOE why borrower is still paying rent for the prior residence at XXX. Is the borrower retaining that property? There are two VORs in the file and the borrower  is currently paying rent at both addresses. One in XXX and one in XXX. Loan subject to recalculation.//UPDATE// 03/05/20 Missing LOE on XXXt, 207 Rental (Included in debt ..need LOE as to what it is)
COMMENTS: Received LOE

1) The loan contains errors within one or more TRID disclosure.  The Seller Paid fees on the Closing Disclosure (CD) in file dated XXX do not match the Seller Paid fees on the Seller's Closing Disclosure in file dated XXX.  Need Post Consummation Closing Disclosure with letter to borrower and proof of method of delivery reflecting all Seller Paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: 03/03/2020 Received PC CD dated XXXX reflecting Matching Seller Paid Fees on Seller's CD in file.

1) INELIGIBLE: First time homebuyers purchasing a 3 unit property under the Streamlined program.   XXX guidelines only allow a first time homebuyer to purchase a single-family, PUDs and warrantable condominiums under the Streamlined program.Comp factors:- Fico XX- $XXk+ in residual income- $XXXk+ in reserves
COMMENTS:XXX approved exception
												Primary Residence	IL	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG3	EG2
6/3/2020	XXX	147911	XXX	XXX								Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147913	XXX	XXX
1) Based on the condo association offering plan the property is subject to age and occupancy restrictions.  XXX guidelines state properties with resale restrictions are ineligible.Compensating Factors:  Subject property is in a mixed use development with 80% of the units being restricted to 55+ buyers.  Appraisal supports value and marketability. Transaction is below maximum financing. Transaction Specific: FICO XXX (min FICO 680), LTV XXX% (max LTV 90%), XXX years with current employer, DTI XXX% (max DTI 43%), $9k+ in monthly residual income, and $115k+ in reserves.
COMMENTS: Client provided an exception approval to waive based on compensating factors.

2) Missing proof that the 2018 tax liability in the amount of $XXX has been paid.Compensating Factors:  Borrower has over $XXX to cover the small tax amount of $XXX.  Transaction Specific: FICO XXX(min FICO 680), LTV XXX% (max LTV 90%), XXX years with current employer, DTI XXX% (max DTI 43%), $XXk+ in monthly residual income, and $XXk+ in reserves.
COMMENTS: Client provided an exception approval to waive based on compensating factors.
												Primary Residence	NY	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG1	EG1	EG3	EG2
6/3/2020	XXX	147923	XXX	XXX								Investment Property	CA	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147929	XXX	XXX								Investment Property	CA	XXX	Refinance - cash out	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142937	XXX	XXX								Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147931	XXX	XXX
1) Missing award letter for XXX to evidence 3 years continuance.  Only provided history of receipt which does not detail the type of XX benefits being given i.e.:  Temporary or Permanent.
COMMENTS: Cleared with documentation in file.

1) The subject has a lease-back period of 60 days to the seller.  XXX guidelines only allow for a maximum of 30 days lease-back period on lease back purchase transactions.Compensating Factors:Occupancy is supported as primary as borrower is buying up in value. Leaseback will be within exception tolerances at 60 days.  Transaction Specific: FICO XXX(min FICO 680) borrower has additional XXX balance not considered in qualifying in excess of $XXXk, and $XXXk+ in monthly residual income.
COMMENTS: Client provided an exception approval to waive based on compensating factors
												Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
6/3/2020	XXX	142940	XXX	XXX								Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142941	XXX	XXX
1) The loan contains errors within one or more TRID disclosure.  Missing explanation letter to borrower and proof of method of delivery for Post Consummation CD in file dated XXX.
COMMENTS: 03/03/2020 Received subsequent PC CD dated XXX with borrower letter and proof of method of delivery.

2) //UPDATE:  Received Seller Cert for this condition reflecting CD was a Draft, however, Cert is NOT SIGNED.  All Lender Certifications/Attestations MUST BE SIGNED.The loan contains errors within one or more TRID disclosure.  Missing signed Lender's explanation for incomplete Closing Disclosure(s) in file missing pages and/or key data elements, however, not marked as "Draft" or "Preliminary".
COMMENTS: 03/05/2020 Received Signed Seller Cert reflecting CD was from Title and not disclosed to borrower.

3) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Funding Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: clear 2/24/20 - Document custody cleared by custodian

4) Missing letter from CPA stating use of business funds to close will not affect the business. For XXX accounts XX2401 and XX2388
COMMENTS: LOE regarding funds not being used for closing or reserves

5) Missing documentation of the source of funds for the following deposits into XXX account XXX: $XXX 12/31/2019 and $XXX 12/30/2019.//UPDATE// 03/09/20 //UPDATE// 03/09/20 documents provided for large deposits
COMMENTS: Received LOE and documentation for large deposit

1) The loan contains errors within one or more TRID disclosure.  The Seller Paid fees on the Post Consummation Closing Disclosure in file datedXXXdo not match the Seller Paid fees on the XXX in file dated XXX.  Need Post Consummation Closing Disclosure with letter to borrower and proof of method of delivery reflecting all Seller Paid fees in Seller-Paid column of Borrower's CD.
COMMENTS: 03/03/2020 Received PC CD dated XXX reflecting Seller Paid Fees as reflected on XXX.

2) The loan contains errors within one or more TRID disclosure.  On CD issued XXX, under the Adjustable Interest Rate (AIR) Table on page four, it reflects a minimum interest rate of 3% and the Note reflects the minimum rate will never be less than the Margin (2.25%) on page 2 .  Need Post Consummation CD with the minimum rate under the AIR Table on page four to match the Note, and explanation letter to borrower with proof of method of delivery of all to borrower.
COMMENTS: 03/03/2020 Received PC CD dated XXX reflecting accurate floor rate of 2.25% matching Note Margin.

3) The loan contains errors within one or more TRID disclosure. The Post Consummation Closing Disclosure in file dated XXX contains inaccurate Projected Payments on page 1.  According to documentation in file, Year 8 minimum Principal and Interest payment should be calculated based on a minimum interest rate of 3.0% and Years 9 through 30 should reflect minimum Principal and Interest payments calculated based on a minimum interest rate of 2.25% per terms of the note. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery to borrower reflecting accurate Projected Payments per terms of the note.
COMMENTS: 03/03/2020 Received PC CD dated XXXX reflecting corrected Projected Payments.
												Primary Residence	AZ	XXX	Purchase	Non-Qualified Mortgage	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
6/3/2020	XXX	147937	XXX	XXX								Primary Residence	AZ	XXX	Purchase	Qualified Mortgage Rebuttable Presumption	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147952	XXX	XXX
1) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXX Custodian pursuant to XXX Custodian File Requirements and must reference XXXLoan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: clear 3/4/20 - Document custody cleared by custodian

1) The Notice of Right to Cancel was not completed properly:  File contains an inaccurate Notice of Right to Cancel Form (H-8).  According to the Title Commitment in file the Lender is refinancing a prior Deed of Trust recorded XXX reflecting the Beneficiary of XXX as Nominee for XXX and is required to utilize Notice of Right to Cancel Form (H-9).  Need re-opened Notice of Right to Cancel on accurate Form (H-9) with explanation letter to borrower and proof of method of delivery to borrower.
COMMENTS: 03/16/2020 Received fully executed and accurately administered re-opened Notice of Right to Cancel on form H-9.
												Primary Residence	WA	XXX	Refinance - cash out	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
6/3/2020	XXX	142945	XXX	XXX								Primary Residence	OR	XXX	Purchase	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147962	XXX	XXX								Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147966	XXX	XXX								Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147969	XXX	XXX								Investment Property	CA	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147978	XXX	XXX								Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142951	XXX	XXX								Investment Property	OH	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147989	XXX	XXX								Primary Residence	CA	XXX	Purchase	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	147993	XXX	XXX
1) The loan contains errors within one or more TRID disclosure. The Seller paid fees of $XXX on the final CD dated XXX do not match the Seller paid fees of $XXX on the seller's CD dated XXX. Need PCCD with correction, LOE and proof of delivery to borrower.

1) The appraisal indicates the subject is located in a rural area and is zoned "Rural Agricultural with SFH residential detached permitted".  XXX guidelines state rural and/or agriculturally zoned properties are ineligible.Compensating Factors:The subject is located in XXX. The neighborhood primarily consists of single family dwellings, far, forest & some retail/commercial ventures. As in most semi rural to rural type settings, mixed real estate is contained within neighborhood boundaries. Historically, this has not affected marketability. Industries, employment 8- amenities are located throughout the XXX area & considered within reasonable driving distances.Transaction Specific: FICO XXX (min FICO 680), XXX+ years in current position (B1 & B2), DTI XXX% (max DTI 35%), $XXXk+ in monthly residual income, and $XXXk+ in reserves.
COMMENTS: Client provided an exception approval to waive based on compensating factors.
												Primary Residence	PA	XXX	Purchase	Qualified Mortgage Rebuttable Presumption	EG3	EG2	EG1	EG1	EG2	EG2	EG3	EG2
6/3/2020	XXX	142955	XXX	XXX
1) The loan contains errors within one or more TRID disclosure.  Missing Proof of Method of Delivery for Post Consummation Closing Disclosure dated XXX
COMMENTS: 03/16/2020 Received Disclosure Tracking Details reflecting PC CD was eDisclosed to borrower on XXX
2) Missing signed letter of explanation and source of the following large deposits into borrower's XXX Everyday Checking, account ending XXX: $XXX on 3/13/2019.  Deposits must come from borrower's streams of income. Debt to income ratio subject to recalculation.
COMMENTS: Large deposit was removed from calculations

3) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents toXXX Custodian pursuant to XXX Custodian File Requirements and must reference XXX Loan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: 03/17/2020 - Document custody cleared by custodian

4) Missing 442 with photos verifying each unit has a smoke detector, carbon monoxide detector and water heaters are double strapped.\\\Update3/17/2020 - Appraiser provided comments within the original appraisal that smoke detectors & CO monitors are installed and the water heater is double strapped.
COMMENTS: Received appraiser comments
												Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
6/3/2020	XXX	148002	XXX	XXX								Primary Residence	IL	XXX	Purchase	Non-Qualified Mortgage	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	142979	XXX	XXX
1) Purchase is subject to clear Document Custody Report from the Custodian. Seller to provide the following documents to XXXs Custodian pursuant to XXXCustodian File Requirements and must reference XXXLoan#, Seller Loan#, and Borrower Name:  1) The original (or consolidated) note, endorsed Pay to the order of [blank], without recourse and signed by an authorized officer of the Seller, or in blank and signed in the name of the previous owner by an authorized officer, 2) Any intervening endorsements, 3) Note Riders and Guarantees, if any, 4) Original Assignment, in blank (if applicable).
COMMENTS: clear 3/4/20 - Document custody cleared by custodian

2) Missing preliminary title report with proposed insured and loan amount of $XXX.//UPDATE// 03/10/20 Supplement provided with Loan amount
COMMENTS: /UPDATE// 03/10/20 Supplement provided with Loan amount
												Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	148110	XXX	XXX								Investment Property	FL	XXX	Purchase	Not covered / exempt	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
6/3/2020	XXX	148146	XXX	XXX
1) The loan contains errors within one or more TRID disclosure. The Seller paid fees of $XXX on the final CD dated XXX do not match the Seller paid fees of $XXX on the seller's CD dated XXX. Need PCCD with correction, LOE and proof of delivery to borrower.
												Primary Residence	GA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG2	EG2	EG1	EG1	EG2	EG2	EG1	EG1